[SIDEBAR TEXT]
CHASE VISTA SELECT TAX FREE FUNDS

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                               [CHASE VISTA LOGO]
                          CHASE VISTA SELECT FUNDS(SM)

                                     ANNUAL
                                     REPORT
                    ----------------------------------------
                  Chase Vista.(SM) Setting the Global Standard.





                     CHASE VISTA SELECT TAX FREE INCOME FUND


                         CHASE VISTA SELECT INTERMEDIATE
                              TAX FREE INCOME FUND


                    CHASE VISTA SELECT NEW YORK INTERMEDIATE
                              TAX FREE INCOME FUND


                          CHASE VISTA SELECT NEW JERSEY
                              TAX FREE INCOME FUND





                                 August 31, 1998

                                   Highlights

During the reporting period, interest rates fell dramatically even though the U.S. economy continued to grow steadily.



[bullet] As interest rates declined, many municipal bond issuers refinanced existing debt, creating a sharp increase in new issuance.

[bullet] In the months ahead, the fundamentals for the municipal bond market appear favorable and we expect the ratio between Treasury and municipal bond yields to remain attractive.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                              3

Chase Vista Select Tax Free Income Fund                        4
   Fund Commentary [bullet] Portfolio of Investments

Chase Vista Select Intermediate Tax Free Income Fund          21
   Fund Commentary [bullet] Portfolio of Investments

Chase Vista Select New York Intermediate
Tax Free Income Fund                                          41
   Fund Commentary [bullet] Portfolio of Investments

Chase Vista Select New Jersey Tax Free Income Fund            53
   Fund Commentary [bullet] Portfolio of Investments

Financial Statements                                          62

Notes to Financial Statements                                 65

Financial Highlights                                          70


--------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                            Chase Vista Select Funds
                               Chairman's Letter

                                                                 October 1, 1998
Dear Shareholder:


We are pleased to present this annual report for Chase Vista Select Tax Free FundsSM for the year ended August 31, 1998. Inside, you'll find information on the performance of each fund along with a report from the portfolio management team.


Interest Rates Trend Lower Despite Strong Economy

During the period, interest rates fell dramatically even though the U.S. economy continued to grow steadily, fueled by high employment, rising wages and strong consumer confidence. In this environment most municipalities enjoyed higher-than-expected tax revenues due to favorable economic conditions. Since the economy did not overheat, the Federal Reserve maintained its neutral monetary policy, as it has for more than a year and a half. The Fed has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

The decline in interest rates was largely due to two primary factors: benign domestic inflation and concerns over a slowdown in global economic growth brought on by economic and currency problems insoutheast Asia and Russia. As interest rates declined, many municipalities refinanced existing debt, creating a sharp increase in new issuance. For 1998, the dollar amount of new bonds on the market is expected to exceed the new issuance record of $290 billion set in 1993. The increase in supply was largely responsible for the narrow difference in yield between U.S. Treasuries and municipal bonds. Over the period, yields on municipal bonds rose to approximately 90 percent of the yields on U.S. Treasuries. The historical difference is usually around 80 percent. During the flat tax scare in 1995, the ratio was 91%, which, in retrospect, proved to be an excellent entry level for investors.

Looking ahead, our outlook for the tax-exempt fixed income market remains positive. Economic and currency problems in Asia continue to pose a serious threat to the global economy, which should keep interest rates trending lower. Moreover, inflation does not appear to be a problem going forward, even though the U.S. economy remains healthy. Given this backdrop, we would not be surprised to see the Federal Reserve lower short-term interest rates in the months ahead.

Sincerely,


/s/ Fergus Reid
---------------
Fergus Reid

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)

Fund Facts



                                 Objective   Federal tax exempt income*

                       Primary investments   Municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index

                     Lipper Funds category   General Municipal Debt Funds Average

                            Inception date   1/1/97

                          Newspaper symbol   TF Inc

                                Net assets   $761 Million

                          Average maturity   19.2 years

                          Average duration   7.5 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


[SQUARE CHART]

Average Maturity Quality: Long/High

[END SQUARE CHART]

Source: Morningstar

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Select Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher quality municipal bonds of varying maturities, had a total return 8.99% for the year ended August 31, 1998. (Class A shares, without sales charge). This compares to a return of 8.20% for the Lipper General Municipal Debt Funds Average and 8.65% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

Fund management's decision to maintain a slightly longer-than-average duration during the period contributed favorably to performance, as interest rates declined sharply. During the reporting period, the yield on the 30-year Treasury bond, the key benchmark of long-term interest rate activity, declined from 6.61% at the start of the period to a historic low of 5.26% on August 31, 1998.

In pursuit of the Fund's investment objective, we employed relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. In January and February, we effectively reduced the Fund's duration when property casualty insurers slowed their purchases of intermediate bonds, temporarily putting upward pressure on intermediate term rates. We extended duration once the global economic crisis began to show signs of slowing the domestic economy.

On a statewide basis, the Fund was underweighted in New York bonds during a period of high supply. We increased our exposure to Puerto Rico and other U.S. territorial paper, which are exempt from both federal and state income taxes. This enabled us to reinvest assets at historically higher yields versus national paper. We also reduced our exposure to the Pacific Northwest due to concerns over the Asian economic crisis on that region's economy.


Where the Fund May Be Headed

Looking ahead, the fundamentals for the municipal bond market appear favorable. With dealers still having difficulty placing new issues, the ratio between Treasury and municipal bond yields should remain attractive in the months ahead. Moreover, inflation remains under control and the Asian crisis is still a concern to most investors.

Given this backdrop, we may lengthen the fund's duration near-term. As always, we will continue to strive to provide shareholders with a relatively attractive current yield while emphasizing a diversified portfolio among securities with high credit characteristics.

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART]

Investments (95.5%)
Cash/Other (4.5%)

[END PIE CHART]



Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                           1 Year            5 Years            10 Years
                           ------            -------            --------
Premier Shares             8.99%             6.03%               7.99%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/88 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Visa Select Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

          Chase Vista                            Lipper
          Select              Lehman             General
          Tax Free            Muni Bond          Muni Debt
          Income Fund         Index              Funds Avg
1988      10000               10000              10000
1989      11010               11098              11124
1990      11689               11811              11655
1991      13014               13205              13023
1992      14461               14682              14508
1993      16109               16471              16305
1994      16182               16495              16113
1995      17381               17958              17292
1996      18281               18897              18104
1997      19810               20648              19705
1998      21591               22434              21319

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average for the ten years ended August 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 258 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/88 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- 98.3%
----------------------------------------------------------------------
             Arizona -- 0.9%
 $5,300,000    Pima County, Arizona, Unified
                 School District, No. 1, Tucson,
                 Insured, GO, 7.50%, 07/01/10             $  6,774,195
                                                          ------------
             California -- 5.9%
  6,000,000    California Statewide Community
                 Development Authority, Sherman
                 Oaks Project, Series A, Rev.,
                 5.00%, 08/01/22                             6,041,520
               California State
  2,000,000     Insured, GO, 6.50%, 11/01/09                 2,384,840
  3,950,000     GO, 10.00%, 09/01/99                         4,202,287
  1,000,000     Series B, GO, 10.00%, 08/01/02               1,221,560
  1,000,000     Veterans Bond, Series AM, GO,
                  9.00%, 10/01/05                            1,301,400
  4,000,000    Los Angeles, California, Harbor
                 Department, Escrowed to Maturity,
                 Rev., 7.60%, 10/01/18                       5,184,200
               Modesto, California Irrigation
                 District, Financing Authority,
  3,000,000      Series A, Insured, Rev., 6.00%,
                  10/01/15                                   3,309,390
  4,300,000     86 Geysers Geo, Insured, COP,
                  5.00%, 10/01/17                            4,301,505
  9,930,000    Pomona, California, Unified School
                 District, Series A, Insured, GO,
                 6.15%, 08/01/15                            11,602,907
  5,000,000    Valley Health Systems, California,
                 Hospital Improvement Project,
                 Series A, Rev., 6.50%, 05/15/15             5,422,000
                                                          ------------
                                                            44,971,609
                                                          ------------
             Colorado -- 3.7%
  1,190,000    Adams County, Colorado School
                 District No. 012, Insured, GO,
                 6.20%, 12/15/10                             1,304,097


                       See notes to financial statements.
8

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
 $6,000,000    Garfield Pitkin & Eagle Counties
                 Colorado School District No. Re 1
                 Roarge, Insured, Prerefunded, GO,
                 6.60%, 06/01/04                          $  6,849,600
  1,000,000    Jefferson County Colorado School
                 District No. R-001, 1985 Series B,
                 GO, 9.00%, 12/15/99                         1,068,820
               Platte River Power Authority,
                 Colorado, Series DD, Insured,
                 Rev.,
  3,050,000      6.00%, 06/01/05                             3,386,568
  4,400,000      6.00%, 06/01/06                             4,915,900
  1,620,000      6.00%, 06/01/07                             1,823,974
  8,295,000    Westminster, Colorado Special
                 Purpose Post Project, Series B,
                 Insured, Rev., 5.13%, 12/01/16              8,446,051
                                                          ------------
                                                            27,795,010
                                                          ------------
             Connecticut -- 0.7%
  4,975,000    Connecticut State Housing Finance
                 Authority, Housing Mortgage
                 Financing Program, Series C1,
                 Rev., 6.60%, 11/15/23                       5,344,095
                                                          ------------
             Delaware -- 0.8%
  5,000,000    Delaware State Economic
                 Development Authority,
                 Osteopathic Hospital Association of
                 Delaware, Series A, Rev., 6.90%,
                 01/01/18                                    6,136,400
    120,000    Sussex County, Delaware, Single
                 Family Mortgage, Residential,
                 Insured, Rev., 9.38%, 02/01/17                120,591
                                                          ------------
                                                             6,256,991
                                                          ------------
             Florida -- 4.9%
  4,440,000    Broward County, Florida Resource
                 Recovery, SES Broward Co. LP
                 South Project,
                 Rev., 7.95%, 12/01/08                       4,761,012

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 2,200,000    Dade County, Florida Special
                 Obligation, Miami Beach
                 Convention Center Project,
                 Insured, Special Tax, 8.63%,
                 12/01/07                                 $  2,813,822
  5,000,000    Daytona Beach, Florida Water &
                 Sewer, Series 1978, Escrowed to
                 Maturity, Rev., 6.75%, 11/15/07             5,599,700
  3,670,000    Greater Orlando Aviation Authority,
                 Orlando Florida Airport Facilities,
                 Series A, Rev., 6.50%, 10/01/12             4,026,614
  3,205,000    Hillsborough County Florida Aviation
                 Authority, Tampa International
                 Airport, Series B, Insured, Rev.,
                 6.00%, 10/01/18                             3,670,046
               Orange County, Florida Health
                 Facilities Authority, Orlando
                 Regional Health Care,
  4,425,000      Series A, Rev., 6.25%, 10/01/12             5,175,480
  2,310,000      Series C, Rev., 6.25%, 10/01/12             2,701,776
  3,000,000    Orange County, Florida Tourist
                 Development, Series A, Insured,
                 Rev., 6.50%, 10/01/10                       3,315,300
  5,000,000    Orlando & Orange County, Florida,
                 Expressway Authority, Florida
                 Expressway, Junior Lien, Insured,
                 Rev., 5.00%, 07/01/21                       4,972,700
                                                          ------------
                                                            37,036,450
                                                          ------------
             Georgia -- 9.4%
  5,000,000    Burke County, Georgia, Development
                 Authority PCR, Oglethorpe Power
                 Co., Bogtle, Insured, Rev., 8.00%,
                 01/01/22                                    5,934,350
 10,000,000    Dalton, Georgia, Development
                 Authority, Insured, Rev.,
                 5.50%, 08/15/26                            10,859,600


                       See notes to financial statements.
10

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 7,660,000    De Kalb County, Georgia, Housing
                 Authority Apartment Development,
                 Fox Hollow Apartment, Prerefunded,
                 Rev., 7.00%, 05/15/07                    $  9,172,697
 13,000,000    Fulton County, Georgia,
                 Development Authority, Special
                 Facilities, Delta Airlines Inc.,
                 Project, Rev., 5.45%, 05/01/23             13,008,970
     15,000    Georgia State Residential Financing
                 Authority Single Family Insured
                 Mortgage, Series A, Insured, Rev.,
                 8.40%, 12/01/18                                15,033
  5,000,000    Metropolitan Atlanta Rapid Transit
                 Authority, Georgia, Second
                 Indenture, Series A, Insured, Rev.,
                 6.90%, 07/01/20                             5,829,600
 10,485,000    Metropolitan Atlanta Rapid Transit
                 Authority, Georgia, Series P,
                 Insured, Rev., 6.25%, 07/01/20             12,408,264
 13,985,000    Richmond County, Georgia, Board of
                 Education, GO, 5.95%, 11/01/26             14,036,185
                                                          ------------
                                                            71,264,699
                                                          ------------
             Hawaii -- 0.8%
  5,000,000    Honolulu, Hawaii City & County,
                 Series A, GO, 7.35%, 07/01/08               6,153,200
                                                          ------------
             Illinois -- 0.8%
               Illinois Health Facilities Authority,
    862,000     Series A, Escrowed to Maturity,
                 Rev., 7.90%, 08/15/03                         985,895
  1,554,000     Series A, Insured, Rev., 7.90%,
                 08/15/03                                    1,574,917
  3,250,000    Illinois Housing Development
                Authority, Multifamily Housing,
                Series 1991-A, Rev., 8.25%,
                07/01/16                                     3,519,035
                                                          ------------
                                                             6,079,847
                                                          ------------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
              Kansas -- 1.1%
$ 7,500,000    Kansas State, Department of
                Transportation Highway Authority,
                Rev., 5.50%, 09/01/10                     $  8,240,775
                                                          ------------
              Kentucky -- 1.2%
  8,000,000    Louisville & Jefferson County,
                 Kentucky, Metropolitan Sewer
                 District & Drain System, Series A,
                 Insured, Rev., 6.50%, 05/15/24              9,218,800
                                                          ------------
              Louisiana -- 1.3%
               Orleans Parish, Louisiana School
                 Board,
  4,000,000      Insured, GO, 7.50%, 09/01/20                4,823,040
  2,000,000      Defeased, Escrowed to Maturity,
                  Rev., 8.85%, 02/01/06                      2,597,380
  2,000,000      Defeased, Escrowed to Maturity,
                  Rev., 8.90%, 02/01/07                      2,659,220
                                                          ------------
                                                            10,079,640
                                                          ------------
              Massachusetts -- 6.1%
  3,500,000    Chelsea, Massachusetts, School
                 Project Loan Act 1948, Insured,
                 GO, 6.50%, 06/15/12                         4,005,540
  2,750,000    Haverhill, Massachusetts, Unlimited
                 Tax, Series A, Insured, GO, 7.00%,
                 06/15/12                                    3,102,165
              Massachusetts State, Consolidated
                 Loan, Series C, GO,
  7,000,000      5.00%, 08/01/17                             7,011,410
  5,000,000      5.25%, 08/01/12                             5,255,450
 10,000,000      Insured, 5.25%, 08/01/17                   10,503,900
  4,000,000    Massachusetts State, Port Authority,
                 Series A, Rev., 5.00%, 07/01/27             3,927,800
 10,000,000    Massachusetts State, Turnpike
                 Authority, Metropolitan Highway
                 System, Series B, Insured, Rev.,
                 5.13%, 01/01/37                             9,974,300


                       See notes to financial statements.
12

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 2,015,000    South Essex, Massachusetts, Sewer
                 District, Series B, Insured, GO,
                 6.75%, 06/01/15                          $  2,330,186
                                                          ------------
                                                            46,110,751
                                                          ------------
              Michigan -- 2.3%
  8,750,000    Michigan, Western Michigan
                 University, Insured, Rev., 5.13%,
                 11/15/17                                    8,844,062
               Wayne Charter County, Michigan,
                 Detroit Metropolitan Wayne
                 County, Series A, Insured, Rev.,
  5,000,000      5.00%, 12/01/22                             4,889,650
  3,870,000      5.00%, 12/01/28                             3,769,611
                                                          ------------
                                                            17,503,323
                                                          ------------
              Montana -- 1.5%
               Montana State, Long Range Building
                 Program,
  2,320,000      Series B, GO, 4.50%, 08/01/15               2,250,377
  2,435,000      Series B, GO, 4.50%, 08/01/16               2,347,778
  2,555,000      Series C, GO, 4.50%, 08/01/17               2,445,007
  2,005,000      Series D, GO, 5.38%, 08/01/13               2,119,305
  2,120,000      Series D, GO, 5.38%, 08/01/14               2,232,212
                                                          ------------
                                                            11,394,679
                                                          ------------
              New Jersey -- 7.2%
  5,215,000    New Jersey State, Economic
                 Development Authority,
                 Educational Testing Service, Series
                 B, Insured, Rev., 6.25%, 05/15/25           5,844,242
  5,000,000    New Jersey State, Highway Authority,
                 Garden State Parkway General,
                 Rev., 6.20%, 01/01/10                       5,767,050
 11,460,000    New Jersey State, Housing &
                 Mortgage Finance Agency, Trust
                 Fund, Series A, Insured, Rev.,
                 5.75%, 04/01/18                            12,034,604
 15,700,000    New Jersey State, Series D,
                 GO, 8.00%, 02/15/07                        19,908,856

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
               New Jersey State, Sports &
                 Exposition,
$ 3,470,000      Series A, Rev., 6.50%, 03/01/19          $  3,803,953
  1,500,000      State Guaranteed, Escrowed to
                 Maturity, Rev., 8.30%, 01/01/03             1,757,415
  5,000,000    New Jersey State, Transportation Trust
                 Fund Authority, Transportation
                 Systems, Series B, Insured, Rev.,
                 6.50%, 06/15/10                             5,942,100
                                                          ------------
                                                            55,058,220
                                                          ------------
              New York -- 25.1%
  1,450,000    Albany County, New York, South
                 Mall, Series P, Escrowed to
                 Maturity, Rev., 9.70%, 10/01/98             1,457,424
  2,250,000    Dutchess County, New York Resource
                 Recovery Agency, Solid Waste
                 Management, Series A, Insured,
                 Rev., 7.50%, 01/01/09                       2,405,678
  4,000,000    Long Island Power Authority, New
                 York, Electric Systems, Series A,
                 Insured, Rev., 5.50%, 12/01/13              4,386,520
  3,450,000    Metropolitan Transportation
                 Authority of New York, Commuter
                 Facilities, Series A, Insured, Rev.,
                 6.00%, 07/01/16                             3,788,790
  3,000,000    Nassau County, New York, IDA,
                 Civic Facilities, Hofstra University
                 Project, Rev., 6.75%, 08/01/11              3,302,820
  3,500,000    New York City, New York, IDA,
                 Brooklyn Navy Yard Cogen
                 Partners, Rev., 6.20%, 10/01/22             3,925,530
                 New York City, New York,
 12,000,000       Series A, Insured, GO,
                   6.25%, 08/01/08                          13,701,480
  4,000,000       Series B, Insured, GO,
                   6.50%, 08/15/10                           4,648,720
 20,000,000       Series F, Insured, GO,
                   5.25%, 09/15/10                          21,306,800


                       See notes to financial statements.
14

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$10,000,000      Series F, Insured, GO,
                   5.38%, 08/01/09                        $ 10,770,900
  5,000,000    New York City, New York, Trust
                 Cultural Resources, Solomon R
                 Guggenheim Foundation, Series A,
                 Rev., 7.25%, 12/01/15                       5,371,500
  4,100,000    New York State, GO, 6.30%,
                 09/15/11                                    4,537,757
               New York State, Dorm Authority,
  4,000,000      Fordham University, Rev., 5.00%,
                   07/01/28                                  3,944,800
  4,500,000      University of Rochester, Series A,
                   Rev., 6.40%, 07/01/13                     5,035,500
               New York State, Energy Research &
                 Development Authority, PCR,
  2,000,000      Central Hudson Gas, Series B-1,
                   Insured, Rev., 7.38%, 10/01/14            2,128,260
  6,000,000      Niagara Mohwak Power Corp.,
                   Series A, Insured, Rev., 7.20%,
                   07/01/29                                  6,911,760
               New York State, Environmental
                 Facilities Corp., PCR,
  2,000,000      State Water Revolving Fund, Series B,
                   Rev., 7.10%, 09/15/11                     2,163,340
  2,650,000      State Water Revolving Fund, Series D,
                   Rev., 6.85%, 11/15/11                     3,045,698
  3,000,000    New York State, Environmental
                 Quality, GO, 6.50%, 12/01/14                3,450,540
               New York State, Housing Finance
                 Agency, Health Facilities,
    620,000      Monroe County, Series A, Rev.,
                   7.63%, 05/01/05                             672,793
  4,000,000      State University Construction, Series A,
                   Insured, Rev., 7.90%, 11/01/06            4,755,160
               New York State, Local Government
                 Assistance Corp.,
  2,340,000      Series A, Rev., 7.00%, 04/01/08             2,628,592

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 5,500,000    Series C, Prerefunded, Rev., 7.00%,
                 04/01/10                                 $  6,040,210
  3,000,000    Series D, Rev., 7.00%, 04/01/11               3,369,990
              New York State, Medical Care
               Facilities Financing Agency,
  2,780,000    Hospital & Nursing Home,
                 Insured Mortgage, Series C,
                 Rev., 6.25%, 08/15/12                       2,989,501
  4,000,000    Montefiore Medical Center, Insured
                 Mortgage, Series A, Insured,
                 Rev., 5.75%, 02/15/25                       4,232,960
  2,000,000    Special Obligation, Mental Health
                 Services Facilities Improvement,
                 Series A, Rev., 8.30%, 05/01/04             2,411,760
  4,000,000    New York State, Mortgage Agency,
                 Home Ownership Mortgage, Series
                 JJ, Rev., 7.50%, 10/01/17                   4,177,200
  5,500,000    New York State, Thruway Authority,
                 General Purpose, Series C, Insured,
                 Rev., 6.00%, 01/01/05                       6,185,410
               Port Authority of New York & New
                 Jersey, Consolidated, Rev.,
  1,100,000      52nd Series, 9.00%, 11/01/14                1,165,912
  6,270,000      78th Series, 6.50%, 04/15/11                6,823,328
 16,000,000      93rd Series, 6.13%, 06/01/94               18,822,400
  4,000,000      109th Series, 5.38%, 01/15/32               4,116,760
  6,000,000      111th Series, 5.00%, 10/01/32               5,893,740
  9,000,000    Triborough Bridge & Tunnel
                 Authority, New York, Convention
                 Center Project, Series E, Rev.,
                 7.25%, 01/01/10                            10,735,920
                                                          ------------
                                                           191,305,453
                                                          ------------
              North Dakota -- 0.8%
  5,000,000    Mercer County, North Dakota, PCR,
                 Antelope Valley Station, Insured,
                 Rev., 7.20%, 06/30/13                       6,244,250
                                                          ------------


                       See notes to financial statements.
16

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
              Ohio -- 1.6%
$ 7,000,000    Cleveland Ohio Public Power System
                 First Mortgage--Series A, Insured,
                 t, Rev., 7.00%, 11/15/24                 $  8,248,660
  4,000,000    Ohio Housing Financing Agency,
                 Mortgage, Residential, Series C,
                 Rev., 5.75%, 09/01/28                       4,138,480
                                                          ------------
                                                            12,387,140
                                                          ------------
              Oklahoma -- 1.1%
  3,000,000    Grand River Dam Authority,
                 Oklahoma, Insured, Rev., 5.50%,
                 06/01/09                                    3,288,120
  5,000,000    Tulsa, Oklahoma, Metropolitan
                 Utility Authority, Insured, Rev.,
                 5.75%, 09/01/19                             5,347,600
                                                          ------------
                                                             8,635,720
                                                          ------------
              Oregon -- 3.3%
               Oregon State,
    300,000      GO, 11.00%, 12/01/98                          305,559
  5,780,000      Higher Education Building, Series A,
                  GO, 6.45%, 08/01/24                        6,578,102
               Portland, Oregon, Sewer Systems,
  6,300,000      Series A, Insured, Rev., 5.00%,
                  06/01/14                                   6,420,267
 11,565,000      Series A, Insured, Rev., 5.00%,
                  06/01/15                                  11,719,624
                                                          ------------
                                                            25,023,552
                                                          ------------
              Pennsylvania -- 2.3%
 12,000,000    Delaware Valley, Pennsylvania,
                 Regional Finance Authority, Local
                 Government, Series A, Insured,
                 Rev., 5.50%, 08/01/28                      13,163,640
  3,885,000    Pennsylvania State Higher Education
                 Assistance Agency, Student Loan,
                 Series A, Insured, Rev., 6.80%,
                 12/01/00                                    4,111,185
                                                          ------------
                                                            17,274,825
                                                          ------------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
             Puerto Rico -- 5.4%
               Puerto Rico Commonwealth,
$ 2,500,000      MBIA Insured, GO, 6.25%,
                   07/01/11                               $  2,938,875
  1,500,000      Highway & Transportation Authority,
                   Refunded Balance, Series T, Rev.,
                   6.63%, 07/01/18                           1,670,925
  7,000,000      Highway & Transportation Authority,
                   Series A, Rev., 4.75%, 07/01/38           6,768,860
 10,000,000      Public Finance Corp., Appropriation,
                   Series A, Rev., 5.00%, 06/01/26           9,807,900
  5,000,000    Puerto Rico Electric Power Authority,
                 Series Y, Insured, Rev., 7.00%,
                 07/01/07                                    6,028,050
               Puerto Rico Industrial, Medical &
                 Environmental PCFA,
  6,675,000      PepsiCo Inc. Project, Series A, Rev.,
                   6.25%, 11/15/13                           7,307,924
  3,000,000      Warner Lambert Co. Project, Rev.,
                   7.60%, 05/01/14                           3,160,980
  3,000,000    Puerto Rico Public Buildings
                 Authority, Guaranteed,
                 Government Facilities, Series A,
                 Insured, Rev., 6.25%, 07/01/11              3,526,650
                                                          ------------
                                                            41,210,164
                                                          ------------
             South Carolina -- 3.1%
  1,080,000    Piedmont Municipal Power Agency,
                 South Carolina Electric, Series A,
                 Insured, Rev., 5.25%, 01/01/12              1,148,213
  6,000,000    Richland County, South Carolina
                 School District No. 001, GO,
                 4.63%, 03/01/22                             5,667,240
               South Carolina State, Housing
                 Finance & Development Authority,
  4,050,000      Home Ownership Mortgage Purchase,
                   Series B, Rev., 7.80%, 07/01/09           4,184,582
  2,000,000        Series B, Rev., 7.88%, 07/01/15           2,067,840


                       See notes to financial statements.
18

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
 $5,000,000    South Carolina State, Public Service
                 Authority, Series A, Insured, Rev.,
                 6.25%, 01/01/22                          $  5,636,650
  5,000,000    Spartanburg, South Carolina,
                 Waterworks, Insured, Rev.,
                 5.00%, 06/01/27                             4,939,500
                                                          ------------
                                                            23,644,025
                                                          ------------
              South Dakota -- 0.5%
  3,000,000    Heartland Consumers Power District,
                 Escrowed to Maturity, Rev.,
                 7.00%, 01/01/16                             3,618,540
    410,000    South Dakota State Building
                 Authority, Escrowed to Maturity,
                 Rev., 10.50%, 09/01/00                        457,417
                                                          ------------
                                                             4,075,957
                                                          ------------
              Tennessee -- 0.7%
  3,000,000    Metropolitan Government of
                 Nashville & Davidson County,
                 Tennessee, Water & Sewer
                 Authority, Insured, Rev.,
                 5.20%, 01/01/13                             3,177,480
  2,000,000    Tennessee Energy Acquisition Corp.,
                 Series B, Insured, Rev., 5.00%,
                 09/01/07                                    2,100,520
                                                          ------------
                                                             5,278,000
                                                          ------------
              Texas -- 5.5%
  6,245,000    Arlington, Texas Independent School
                 District, GO, 5.00%, 02/15/19               6,244,875
               Austin, Texas Utility System,
  6,500,000     Rev., 6.00%, 11/15/13                        7,448,480
  2,000,000     Combined, Series A, Prerefunded,
                 Rev., 9.50%, 05/15/01                       2,190,520
  2,000,000     Series A, Prerefunded, Rev.,
                 8.00%, 05/15/01                             2,214,960
               Dallas-Fort Worth Texas Regional
                 Airport, Series A, Insured, Rev.,
  2,115,000      7.38%, 11/01/08                             2,489,630

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


     Principal
      Amount       Issuer                                 Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 2,945,000      7.38%, 11/01/09                          $  3,466,648
  2,000,000      7.38%, 11/01/11                             2,347,600
               Houston, Texas Water Conveyance
                 System, Contract, Series F, Insured,
                 COP,
  2,500,000      7.20%, 12/15/05                             2,953,775
  2,000,000      7.20%, 12/15/06                             2,389,240
 10,000,000    Pearland, Texas, Independent School
                 District, PSF Guaranteed, Insured,
                 GO, 5.00%, 02/15/22                         9,890,800
                                                          ------------
                                                            41,636,528
                                                          ------------
              Utah -- 0.2%
  1,000,000    Sevier County, Utah School District
                 Sevier School District, Insured,
                 GO, 9.20%, 05/01/03                         1,222,330
                                                          ------------
              Wisconsin -- 0.1%
    840,000    Wisconsin Housing & Economic
                 Development Authority, Home
                 Ownership, Series D, Rev., 7.90%,
                 09/01/05                                      840,000
                                                          ------------
               Total Long Term Municipal Bonds
               (Cost $702,705,592)                         748,060,228
----------------------------------------------------------------------
Short Term Investments -- 1.3%
----------------------------------------------------------------------
     Shares
----------------------------------------------------------------------
              Money Market Funds--1.3%
  4,400,496      Provident Municipal Cash Money
                  Market Fund                                4,400,496
  5,247,499      Provident Municipal Money Market
                  Fund                                       5,247,499
                                                          ------------
               Total Money Market Funds
               (Cost $9,647,995)                             9,647,995
----------------------------------------------------------------------
               Total Short Term Investments
               (Cost $9,647,995)                             9,647,995
----------------------------------------------------------------------
               Total Investments-- 99.6%
               (Cost $712,353,587)                        $757,708,223
----------------------------------------------------------------------


                       See notes to financial statements.
20

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)









Fund Facts



                                 Objective   Income exempt from federal taxes*

                       Primary investments   Municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index
                                             Lehman 10 Year Municipal
                                             Bond Index

                     Lipper Funds category   Lipper Intermediate Municipal Debt
                                             Funds Average

                            Inception date   1/1/97

                          Newspaper symbol   IntmdTF

                                Net assets   $717 Million

                          Average maturity   7.3 years

                          Average duration   5.3 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


[SQUARE CHART]

Average Maturity/
Quality: Int. High

[END SQUARE CHART]

Source: Morningstar

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


How the Fund Performed

Chase Vista Select Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from federal income tax through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 8.08% for the one-year period ended August 31, 1998. This compares to a return of 7.01% for the Lipper Intermediate Term Municipal Debt Funds Average, 8.58% for the unmanaged Lehman 10-Year Municipal Bond Index and 8.65% for the Lehman Municipal Bond Index.


How the Fund Was Managed

Throughout much of the period, management took advantage of periodic increases in interest rates and extended the Fund's average duration, which bolstered the Fund's yield. This strategy was employed due to our belief that rates would eventually decline given investor concerns over the economic and currency crisis in Asia.

We also enhanced the Fund's yield by increasing our exposure to specific states, such as New York, where supply was heavy and yields were relatively attractive compared to the national average. We increased our exposure to Puerto Rico and other U.S. territorial paper, which is exempt from both federal and state income taxes.

Specific strategies also played an important role in the Fund's performance. In January, for example, we shortened duration when rates declined and then extended the duration in March and April when rates increased. This move proved rewarding as rates trended lower throughout the remainder of the period.


Where the Fund May Be Headed

In the months ahead, we do not anticipate a dramatic change in interest rates along the intermediate portion of the yield curve. Any signs that the U.S. economy is showing signs of strength are likely to be offset by the ongoing threat of slowing global economic growth brought on by the problems in Asia and Russia.

We do expect markets to continue to be volatile given the current economic and political uncertainty both here in the U.S. and abroad. The markets were especially volatile late in the period due to gyrations in the value of the dollar, uncertainty in the equity market, a slowing U.S. economy and a worsening trade balance.

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


How Much of the Fund Was Invested



[PIE CHART]

Investments (98.2%)
Cash/Other (1.8%)

[END PIE CHART]

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                           1 Year            5 Years            10 Years
                      -------------     --------------     ---------------
Premier Shares             8.08%             5.77%               7.92%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Intermediate Tax Free Income
Fund includes performance of a predecessor account for the period dating back to 8/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

          Chase Vista
          Select         Lehman       Lehman     Lipper
          Intermediate   10 Year      Muni       Intermediate
          Tax Free       Muni Bond    Bond       Muni Debt
          Income Fund    Index        Index      Funds Avg.
1988      10000           10000       10000       10000
1989      11033           10953       11098       10821
1990      11650           11625       11811       11432
1991      13054           13014       13204       12573
1992      14525           14437       14681       13801
1993      16190           16294       16471       15257
1994      16325           16413       16495       15406
1995      17626           17989       17958       16484
1996      18379           18786       18896       17130
1997      19833           20522       20647       18325
1998      21435           22282       22737       19606

[END LINE CHART]


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes. This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 10 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average for the ten years ended August 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark. The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 10 Year Municipal Bond Index is a total return benchmark for the intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman 10 Year Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper Intermediate Municipal Debt Funds Average represents the performance of 150 actively-managed tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998


  Principal
    Amount    Issuer                                      Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- 100.3%
---------------------------------------------------------------------
              Alabama -- 0.3%
$   660,000    Alabama State, GO, 7.00%, 08/01/05         $   710,515
  1,320,000    Shelby County, Alabama Board of
                 Education, Capital Outlay School,
                 Insured, Warrants, 5.70%,
                 02/01/09                                   1,434,167
                                                          -----------
                                                            2,144,682
                                                          -----------
              Arizona -- 2.3%
  3,000,000    Maricopa County, Arizona School
                 District No. 4, Mesa Unit, Series
                 A, Insured, GO, 5.50%, 07/01/09            3,242,880
 11,370,000    Salt River Project, Arizona
                 Agriculture, Series B, Rev., 7.00%,
                 01/01/05                                  13,185,107
                                                          -----------
                                                           16,427,987
                                                          -----------
              California -- 0.8%
  5,000,000    Los Angeles County, California Public
                 Works Financing Authority,
                 Regional Park & Open Space
                 District, Insured+, Prerefunded,
                 Rev., 6.00%, 10/01/04                      5,651,350
                                                          -----------
              Colorado -- 2.7%
 13,975,000    Denver Colorado, City & County,
                 Series A, GO, 5.25%, 08/01/04             14,871,636
  4,000,000    Eagle Garfield & Routt Counties
                 Colorado School District No.
                 Re 50J, Insured, GO, 6.13%,
                 12/01/09                                   4,469,080
                                                          -----------
                                                           19,340,716
                                                          -----------
              Connecticut--0.7%
  4,735,000    Connecticut State Special Tax
                 Obligation, Transportation
                 Infrastructure, Series A, Insured,
                 Rev., 5.40%, 06/01/09                      5,067,397
                                                          -----------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
              Delaware -- 0.6%
$ 3,070,000    Delaware State, Series A, Insured,
                 GO, 5.50%, 07/01/07                      $ 3,357,076
    635,000    Delaware Transportation Authority,
                 Transportation System, Rev.,
                 5.63%, 07/01/05                              679,393
                                                          -----------
                                                            4,036,469
                                                          -----------
              Florida -- 3.4%
  2,000,000    Dade County Florida Aviation,
                 Series B, Insured, Rev.,
                 6.40%, 10/01/06                            2,268,500
               Florida State, Board of Education,
                 Capital Outlay, Public Education,
                 Series B, GO,
 10,000,000      5.00%, 06/01/06                           10,571,400
  2,235,000      6.50%, 06/01/05                            2,555,410
  2,675,000    Florida State, Broward County
                 Expressway Authority, Series A,
                 GO, 6.50%, 07/01/03                        2,681,286
  2,000,000    Florida State, Department of
                 Corrections, Okeechobee
                 Correctional, Insured, COP,
                 6.00%, 03/01/08                            2,228,620
  1,000,000    Miami-Dade County, Florida,
                 Aviation, Series A, Insured, Rev.,
                 5.25%, 10/01/07                            1,065,360
               Tampa, Florida, Health Systems,
                 Catholic Health, Insured,
  1,000,000      Series A-1, Rev., 5.25%, 11/15/03          1,059,600
  1,500,000      Series A-3, Rev., 5.50%, 11/15/03          1,606,875
                                                          -----------
                                                           24,037,051
                                                          -----------
              Georgia -- 1.4%
  2,000,000    Dalton, Georgia, Building Authority,
                 Northwest Georgia, Trade &
                 Convention, Prerefunded, Rev.,
                 7.10%, 11/15/01                             2,213,000


                       See notes to financial statements.
26

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$ 1,485,000    Fulco, Georgia, Hospital Authority,
                 Health Systems, Catholic Health
                 East, Series A, Insured, Rev.,
                 5.00%, 11/15/01                          $ 1,538,683
  5,000,000    Georgia, Municipal Electric Authority,
                 Power, Series DD, Insured, t, Rev.,
                 7.00%, 01/01/08                            5,969,000
                                                          -----------
                                                            9,720,683
                                                          -----------
              Hawaii -- 0.8%
    660,000    Hawaii County, Hawaii, Series A,
                 Insured, GO, 5.20%, 05/01/04                 698,735
               Honolulu, Hawaii, City & County,
                 Series A, GO,
  2,500,000      7.30%, 07/01/03                            2,853,700
  2,000,000      7.35%, 07/01/06                            2,402,320
                                                          -----------
                                                            5,954,755
                                                          -----------
              Illinois -- 6.2%
               Chicago, Illinois, Metropolitan Water
                 Reclamation District, Greater
                 Chicago,
  7,200,000      GO, 5.95%, 12/01/07                        8,115,840
  1,500,000      Partialy Escrowed to Maturity,
                  GO, 7.00%, 01/01/08                       1,803,420
               Chicago, Illinois, O'Hare
                 International Airport,
  3,000,000      General Airport, Second Lien,
                  Series A, Insured, Rev., 6.75%,
                  01/01/06                                  3,461,940
  6,055,000      Passenger Facilities Charge,
                  Series A, Insured, Rev., 5.38%,
                  01/01/07                                  6,497,680
  2,100,000    Chicago, Illinois, Sales Tax Revenue,
                 Insured, Rev., 5.00%, 01/01/08             2,198,742
               Cook County, Illinois, Series A,
                 Insured, Prerefunded, GO,
  1,500,000      6.38%, 11/15/02                            1,671,210
  3,350,000      6.60%, 11/15/02                            3,761,380

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$ 5,000,000    Illinois Educational Facilities
                 Authority, Northwestern University,
                 Prerefunded, Rev., 6.80%,
                 12/01/01                                 $ 5,544,250
               Illinois State, GO,
  8,000,000      5.25%, 04/01/07                            8,546,320
  1,320,000      5.50%, 08/01/06                            1,426,775
    660,000      6.40%, 08/01/01                              688,875
    790,000    Kane County, Illinois Community
                 United School District No. 304,
                 Geneva, Insured, GO, 6.10%,
                 06/01/06                                     887,249
                                                          -----------
                                                           44,603,681
                                                          -----------
             Indiana -- 2.6%
  2,485,000    Indiana State Office Building
                 Community Facilities, Series A,
                 Rev., 5.00%, 07/01/04                      2,601,174
               Indianapolis, Indiana, Gas Utility
                 Distribution Systems, Series A,
                 Insured, Rev.,
  6,920,000      5.75%, 08/15/07                            7,637,466
  7,315,000      5.75%, 08/15/08                            8,103,996
                                                          -----------
                                                           18,342,636
                                                          -----------
             Kansas -- 0.4%
  2,360,000    Wichita, Kansas, Water & Sewer
                 Utilities, Insured, Rev., 7.75%,
                 10/01/02                                   2,702,979
                                                          -----------
             Kentucky -- 0.8%
  4,400,000    Kentucky State, Property & Buildings
                 Community, Project No. 60, Rev.,
                 5.50%, 10/01/08                            4,820,596
    735,000    Owensboro Kentucky, Electric Light
                 & Power, Escrowed to Maturity,
                 Rev., 10.50%, 01/01/04                       838,870
                                                          -----------
                                                            5,659,466
                                                          -----------


                       See notes to financial statements.
28

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
              Louisiana -- 0.2%
$ 1,275,000    Louisiana Public Facilities Authority,
                 Tulane University, Series A-1,
                 Insured, Prerefunded, Rev., 6.00%,
                 02/15/03                                 $ 1,404,425
                                                          -----------
              Maryland -- 3.3%
               Anne Arundel County, Maryland,
                 Consolidated General
                 Improvement, GO,
  2,510,000      6.00%, 08/01/07                            2,795,888
 2,510,000       6.00%, 08/01/08                            2,784,744
               Maryland State Stadium Authority,
                 Lease, Convention Center
                 Expansion, Insured, Rev.,
  3,335,000      5.75%, 12/15/08                            3,659,496
  3,535,000      5.80%, 12/15/09                            3,880,370
  6,500,000    Maryland State Transportation
                 Authority, Transportation Facilities
                 Project, Rev., 5.80%, 07/01/06             7,196,865
  3,055,000    Prince Georges County, Maryland,
                 Consolidated Public Improvements,
                 Insured, GO, 5.00%, 04/15/06               3,221,009
                                                          -----------
                                                           23,538,372
                                                          -----------
              Massachusetts--7.0%
  5,000,000    Chelsea, Massachusetts, School
                 Project Loan Act 1948, Insured,
                 Prerefunded, GO, 5.90%,
                 06/15/04                                   5,568,500
               Massachusetts Bay Transportation
                 Authority, General Transportation
                 Systems, Series A, Rev.,
 11,360,000      Insured, 5.40%, 03/01/08,+                12,316,966
  4,275,000      Insured, 6.00%, 03/01/06                   4,774,448
  1,000,000      7.00%, 03/01/08                            1,205,290
               Massachusetts State, Consolidated
                 Loan, Series C, GO,
  5,000,000      5.25%, 08/01/08                            5,384,200

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$ 3,600,000      Insured, Prerefunded, 6.70%,
                 11/01/04                                 $ 4,156,632
  3,000,000    Massachusetts State, Housing Finance
                 Agency, Residential Development,
                 Series C, FNMA Collateral, Rev.,
                 6.45%, 05/15/04                            3,238,620
               Massachusetts State, Series B, GO,
  3,165,000      Insured, 5.80%, 08/01/09                   3,461,529
  4,400,000      6.50%, 08/01/08                            5,178,536
  1,320,000    Massachusetts State, Water Research
                 Authority, Series A, Insured, Rev.,
                 5.70%, 08/01/08                            1,431,698
               Southeastern Massachusetts University
                 Building Authority Project, Insured,
                 Series A, Rev.,
  1,980,000      5.90%, 05/01/09                            2,179,485
  1,000,000      5.90%, 05/01/10                            1,098,130
                                                          -----------
                                                           49,994,034
                                                          -----------
              Michigan--3.8%
  3,930,000    Michigan State, Comprehensive
                 Transportation, Series A, Insured,
                 Rev., 5.00%, 11/01/06                      4,142,456
               Michigan State, Underground Storage
                 Tank Financial Assurance
                 Authority, Insured, Series I, Rev.,
  3,565,000      5.75%, 05/01/10                            3,889,201
  5,000,000      6.00%, 05/01/04                            5,494,250
               Wayne Charter County, Michigan,
                 Detroit Metropolitan Wayne
                 County, Insured, Series A, Rev.,
 10,000,000      5.25%, 12/01/06                           10,639,700
  3,780,000      5.50%, 12/01/07                            4,101,867
                                                          -----------
                                                           28,267,474
                                                          -----------
              Minnesota--1.1%
  5,000,000    Minnesota State, Prerefunded, GO,
                 6.00%, 08/01/02                            5,389,100


                       See notes to financial statements.
30

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$ 2,000,000    Northern Municipal Power Agency,
                 Minnesota Electric Systems, Series
                 A, Insured, Prerefunded, Rev.,
                 5.80%, 01/01/03                          $ 2,183,880
                                                          -----------
                                                            7,572,980
                                                          -----------
             Montana--0.5%
  3,000,000    Montana State Board Investment,
                 Payroll Tax, Workers Compensation
                 Project, Insured, Escrowed to
                 Maturity, Rev., 6.50%, 06/01/03            3,335,010
                                                          -----------
             Nebraska--2.1%
               Omaha Public Power District,
                 Nebraska Electric,
  2,500,000      Series A, Prerefunded, +, Rev.,
                   6.25%, 02/01/02                          2,723,200
    660,000      Series A, Prerefunded, Rev., 6.30%,
                   02/01/02                                   719,968
 11,000,000      Series C, +, Rev., 5.40%, 02/01/08        11,928,400
                                                          -----------
                                                           15,371,568
                                                          -----------
             Nevada--3.9%
               Clark County, Nevada,
  1,500,000      Insured, GO, 6.00%, 06/01/02               1,611,510
  8,735,000      Series A, GO, 5.25%, 11/01/03              9,227,130
  4,415,000    Henderson, Nevada, Water and Sewer,
                 Series A, Insured, GO 5.50%,
                 09/01/08                                   4,830,672
               Nevada State, Municipal Bond Book,
  1,000,000      GO, 7.20%, 11/01/04                        1,097,780
  1,660,000      Project, No 20-23-A, Escrowed to
                   Maturity, GO, 7.00%, 07/01/00            1,710,713
  1,000,000      Project, No 20-23-A, Escrowed to
                   Maturity, GO, 7.20%, 07/01/02            1,044,690
               Nevada State, GO
  1,000,000      6.75%, 07/01/03                            1,044,980
  5,000,000      Series A, 5.60%, 07/15/06                  5,397,150
  2,000,000      Series C, 6.50%, 05/01/05                  2,274,880
                                                          -----------
                                                           28,239,505
                                                          -----------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
              New Hampshire-- 1.1%
               New Hampshire Municipal Bond
                 Bank,
 $1,195,000      Series A, Rev., 7.10%, 07/15/99          $ 1,222,162
  4,535,000      Series C, Insured, Rev., 5.75%,
                  08/15/10                                  5,001,742
  1,250,000      Series C, Insured, Rev., 5.75%,
                  08/15/11                                  1,376,350
                                                          -----------
                                                            7,600,254
                                                          -----------
              New Jersey--10.5%
  2,000,000    Atlantic City, New Jersey, Insured,
                 GO, 7.05%, 01/01/01                        2,142,720
  3,245,000    Elizabeth, New Jersey, General
                 Improvement, Insured, GO,
                 6.25%, 08/15/08                            3,684,860
               New Jersey Economic Development
                 Authority, Market Transition
                 Facility, Sr. Lien, Series A, Insured,
                 Rev.,+
    955,000      5.80%, 07/01/08                            1,045,649
  8,800,000      5.80%, 07/01/09                            9,635,296
  7,180,000    New Jersey State, Higher Educational
                 Facilities Authority, Higher
                 Educational Facilities Trust Fund,
                 Series A, Insured, Rev., 5.13%,
                 09/01/03                                   7,566,069
               New Jersey State, Transportation Trust
                 Fund, Transportation Systems,
                 Insured Rev.,
  5,000,000      Series A, 6.50%, 06/15/05                  5,704,450
  7,000,000      Series B, +, 5.50%, 06/15/09               7,564,270
  5,000,000     Series B, 6.25%, 06/15/03                   5,499,250
               New Jersey State, Turnpike Authority,
                 Escrowed to Maturity, Rev.,
  3,490,000      5.70%, 05/01/13                            3,793,351
    870,000      10.38%, 01/01/03                             996,420


                       See notes to financial statements.
32

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $2,500,000     Series G, 5.75%, 01/01/09                 $ 2,694,425
               New Jersey State, Wastewater
                Treatment Trust,
  2,545,000     Series A, Insured, Rev., 7.00%,
                 05/15/06                                   3,007,910
  2,910,000     Series A, Insured, Rev., 7.00%,
                 05/15/08                                   3,525,261
  3,120,000     Series A, Insured, Rev., 7.00%,
                 05/15/09                                   3,809,364
  4,995,000     Series C, Insured, Rev., 6.25%,
                 05/15/05                                   5,628,066
  5,520,000     Series C, Rev., 6.88%, 06/15/07             6,577,466
  2,000,000    Trenton, New Jersey, Insured, GO,
                6.25%, 08/15/03                             2,200,380
                                                          -----------

                                                           75,075,207
                                                          -----------
              New Mexico--0.3%
  2,075,000    Gallup, New Mexico, PCR, Plains
                 Electric Generation, Insured, Rev.,
                 6.40%, 08/15/05                            2,275,736
                                                          -----------
              New York--20.9%
               Long Island Power Authority, New
                 York, Electric Systems, Series A,
                 Insured, Rev.,
  4,000,000      5.50%, 12/01/12                            4,386,160
  4,000,000      5.50%, 12/01/08                            4,390,760
               Metropolitan Transportation
                 Authority of New York,
                 Transportation Facilities,
  4,000,000      Series J, Insured, Prerefunded, Rev.,
                  6.38%, 07/01/02                           4,431,680
  5,000,000      Series K, Insured, Rev., 6.25%,
                  07/01/05                                  5,625,150
               Municipal Assistance Corp. for New
                 York City,
  2,125,000      Series 68, Insured, Prerefunded,
                  Rev., 7.30%, 07/01/99                     2,233,481
  3,250,000      Series E, Rev., 6.00%, 07/01/06            3,639,155

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $3,000,000      Series H, Rev., 5.00%, 07/01/08           $3,166,770
  2,180,000      Series J, Rev., 6.00%, 07/01/05            2,425,904
  5,000,000      Series M, Rev., 5.25%, 07/01/06            5,350,500
  2,000,000      Sub-Series J, Rev., 5.75%,
                  07/01/03                                  2,159,620
               Nassau County, New York, Combined
                 Sewer Districts, Insured, Series A,
                 GO,
  1,125,000      6.75%, 07/01/01                            1,236,060
  1,130,000      Prerefunded, 6.70%, 07/01/01               1,240,051
  2,260,000    Nassau County, New York, IDA,
                 Civic Facilities, Hofstra University
                 Project, Insured, Prerefunded, Rev.,
                 6.60%, 08/01/01                            2,478,836
  4,000,000    Nassau County, New York, Series A,
                 Insured, GO, 5.00%, 07/01/05               4,205,120
  3,500,000    New York City, New York, Housing
                 Development Corp., Growth &
                 Income Sector, Residential, Royal
                 Charter, Insured, Prerefunded, Rev.,
                 9.75%, 04/01/00                            3,858,820
  3,000,000    New York City, New York,
                 Transitional Finance Authority,
                 Future Tax, 2nd Series A, Rev.,
                 5.50%, 08/15/07                            3,262,860
               New York State, Dorm Authority,
    945,000      Pooled Capital Program, Insured,
                  Rev., 7.80%, 12/01/05                       971,980
                 State University Educational Facilities,
  2,800,000      Series A, Rev., 5.50%, 05/15/06            3,016,300
  3,455,000      Series A, Insured, Prerefunded,
                   Rev., 6.25%, 05/15/03                    3,863,105
    690,000      Series A, Prerefunded, Rev., 7.00%,
                   05/15/99                                   720,526
    165,000      Series A, Prerefunded, Rev., 7.00%,
                  05/15/99                                    172,300
  1,000,000      Series A, Insured, Rev., 7.00%,
                   05/15/03                                 1,042,910


                       See notes to financial statements.
34

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
   Amount    Issuer                                       Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$   205,000      Series A, Prerefunded, Rev., 7.00%,
                  05/15/99                                $   214,069
  3,500,000      Series B, Rev., 5.00%, 05/15/07            3,652,880
  2,000,000      St. John's University, Insured, Rev.,
                  6.70%, 07/01/04                           2,186,820
               New York State, Environmental
                 Facilities Corp., PCR, State Water
                 Revolving Fund,+
  6,000,000      Series A, Rev., 5.75%, 06/15/08            6,688,740
    230,000      Series A, Rev., 6.90%, 06/15/02              252,423
  2,000,000      Series B, Rev., 6.70%, 09/15/04            2,150,260
  1,200,000      Series D, Rev., 6.55%, 03/15/08            1,296,072
  5,000,000      Series E, Insured, Rev., 5.50%,
                  06/15/04                                  5,367,800
  5,000,000      Series F, GO, 5.00%, 09/15/06              5,259,950
  4,915,000    New York State, Housing Finance
                 Agency, Housing Project Mortgage,
                 Series A, Insured, Rev., 5.40%,
                 11/01/05                                   5,160,357
    660,000    New York State, Local Government
                 Assistance Corp., Series A, Rev.,
                 5.70%, 04/01/08                              719,651
    180,000    New York State, Medical Care
                 Facilities Financing Agency,
                 Insured, Rev., 7.38%, 08/15/03               186,586
    940,000    New York State, Mortgage Agency,
                 Homeowner Mortgage, Series
                 EE-3, Rev., 7.70%, 10/01/10                  989,547
    735,000    New York State, Power Authority,
                 General Purpose, Series C,
                 Escrowed to Maturity, Rev.,
                 9.50%, 01/01/01                              772,463
               New York State, Series B, GO,
  6,000,000      5.60%, 08/15/07                            6,516,660
  5,000,000      5.70%, 08/15/10                            5,450,300

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
               New York State, Thruway Authority,
                 Highway & Bridge Trust Fund,
 $1,320,000       Series A, Insured, Rev., 5.30%,
                   04/01/07                              $  1,415,819
  4,000,000       Series A, Insured, Prerefunded,
                   Rev., 5.60%, 04/01/04                    4,322,760
  5,700,000       Series B, Insured, Rev., 6.00%,
                   04/01/08                                 6,365,703
               New York State, Thruway Authority,
                 Service Contract, Local Highway &
                 Bridge Transportation Fund,
  8,000,000      Rev., 5.00%, 04/01/02                      8,245,440
  5,000,000      Rev., 5.10%, 04/01/08                      5,219,400
  2,500,000      Rev., 5.25%, 04/01/03                      2,612,550
  5,000,000      Series A, Rev., 6.25%, 04/01/05            5,605,350
  3,910,000    Port Authority, New York & New
                 Jersey, 112th Series, Rev., 5.00%,
                 12/01/05                                   4,103,506
    990,000    Westchester County, New York, IDA,
                 Resource Recovery, Resco Co.
                 Project, Series A, Insured, Rev.,
                 5.60%, 07/01/07                            1,064,498
                                                          -----------
                                                          149,697,652
                                                          -----------
              Ohio--3.3%
  4,000,000    Montgomery County, Ohio, Solid
                 Waste, Insured, Rev., 5.50%,
                 11/01/10                                   4,320,600
               Ohio State, Building Authority,
  3,360,000     Adult Correctional, Series A,
                 Insured, Rev., 5.75%, 10/01/08             3,647,918
  1,420,000     State Facilities, Administration
                 Building Fund, Series A, Rev.,
                 6.00%, 10/01/06                            1,592,573
               Ohio State, Turnpike, Insured, Series
                 A, Rev.,
  6,000,000      5.40%, 02/15/09                            6,475,320
  4,275,000      6.00%, 02/15/07                            4,811,342


                       See notes to financial statements.
36

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 2,010,000    Ohio, Water Development Authority,
                 PCF, Water Quality, Series A,
                 Insured, Rev., 6.00%, 06/01/05            $ 2,238,075
    660,000    Olentangy Local School District,
                 Ohio, Series A, GO, 5.85%,
                 12/01/07                                      726,766
                                                           -----------
                                                            23,812,594
                                                           -----------
              Oregon--0.5%
  3,500,000    Washington County, Oregon School
                 District, No. 003, Hillsboro,
                 Insured, Prerefunded, GO, 6.00%,
                 11/01/05                                    3,927,595
                                                           -----------
              Pennsylvania--1.7%
  2,690,000    Delaware County, Pennsylvania
                 Authority, Catholic Health East,
                 Series A, Insured, Rev., 5.50%,
                 11/15/02                                    2,848,871
               Pennsylvania Infrastructure
                 Investment Authority, Pennvest
                 Loan Pool Program, Series A, Rev.,
  5,000,000      5.00%, 09/01/06                             5,283,350
  3,945,000      5.00%, 09/01/09                             4,144,617
                                                           -----------
                                                            12,276,838
                                                           -----------
              Puerto Rico--2.6%
               Puerto Rico Commonwealth, Insured,
                 +, GO
 10,000,000      5.50%, 07/01/08                            11,037,800
  5,500,000      5.50%, 07/01/09                             6,066,445
  1,595,000    Puerto Rico Industrial Medical &
                 Environmental PCF Financing
                 Authority, Renasa Inc., Squibb
                 Corp. Project, Rev., 6.50%,
                 07/01/04                                    1,617,968
                                                           -----------
                                                            18,722,213
                                                           -----------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
              Rhode Island--1.5%
               Rhode Island State,
$ 5,120,000     Construction Capital Development
                  Loan, Insured, GO, 5.25%,
                  08/01/03                                 $ 5,409,946
  5,000,000     Series A, Insured, GO, 6.10%,
                 06/15/03                                    5,456,300
                                                           -----------
                                                            10,866,246
                                                           -----------
              Tennessee--0.1%
    660,000    Shelby County, Tennessee, School
                 Bonds, GO, 5.63%, 03/01/07                    695,363
                                                           -----------
              Texas--7.7%
  2,000,000    Conroe, Texas, Independent School
                 District, Lot A-1997, Prerefunded,
                 GO, 6.00%, 02/01/02                         2,136,360
 10,195,000    Houston, Texas, Series A, GO,
                 5.50%, 03/01/06                            11,026,504
               Houston, Texas, Water & Sewer
                 Systems, Series B, Insured, Rev.,
  4,975,000      Prerefunded, 6.40%, 12/01/02                5,519,066
     25,000      6.40%, 12/01/09                                27,901
  2,550,000    North East Independent School
                 District, Texas, GO, 6.50%,
                 02/01/04                                    2,844,474
  4,000,000    San Antonio, Texas, GO, 8.00%,
                 08/01/01                                    4,457,160
  5,000,000    Tarrant County, Texas, Health
                 Facilities Development Corp., Texas
                 Health Resources Systems, Series A,
                 Insured, Rev., 5.50%, 02/15/06              5,385,750
  7,500,000    Texas State, Series A, +, GO 6.00%,
                 10/01/09                                    8,557,500
  4,265,000    Texas State, University Systems,
                 Financing Systems, Series A,
                 Insured, Rev., 5.50%, 03/15/06              4,608,588


                       See notes to financial statements.
38

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
               Texas Water Development Board,
                 State Revolving Fund, Senior Lien,
 $3,000,000      Series A, Rev., 5.25%, 07/15/09           $ 3,207,210
  1,320,000      Rev., 6.20%, 07/15/05                       1,442,800
  5,775,000    Trinity River Authority, Texas
               Regional Wastewater Systems,
               Sewer Improvements, Series B,
               Insured, Rev., 5.50%, 08/01/08                6,309,996
                                                           -----------
                                                            55,523,309
                                                           -----------
              Utah--0.6%
  3,915,000    Utah State Building Ownership
                 Authority, State Facilities Master
                 Lease Program, Series C, Insured,
                 Rev., 5.50%, 05/15/08                       4,271,343
                                                           -----------
              Vermont--2.3%
  4,100,000    Burlington, Vermont, Electric, Series
                 A, Insured, Rev., 6.38%, 07/01/09           4,803,108
  3,475,000    Vermont Municipal Bond Book,
                 Series 1, Insured, Rev., 5.40%,
                 12/01/07                                    3,780,557
               Vermont State, Series A, Prerefunded, GO,
  3,510,000      6.40%, 01/15/05                             4,012,702
  3,510,000      6.50%, 01/15/05                             4,032,183
                                                           -----------
                                                            16,628,550
                                                           -----------
              Virgin Islands--1.2%
  5,000,000    Virgin Islands Public Finance
                 Authority, Series C, Rev., 5.50%,
                 10/01/06                                    5,314,600
  3,070,000    Virgin Islands Water & Power
                 Authority Electric System, Rev.,
                 5.25%, 07/01/07                             3,216,715
                                                           -----------
                                                             8,531,315
                                                           -----------
              Virginia--0.8%
  5,515,000    Chesapeake Bay Bridge & Tunnel
                 Commonwealth of Virginia,
                 General Resolution, Insured, Rev.,
                 5.75%, 07/01/08                             6,066,278
                                                           -----------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
              Washington--0.3%
$ 1,800,000    Snohomish County, Washington,
                 Series A, Insured, GO, 6.00%,
                 12/01/05                                 $  2,010,095
                                                          ------------
               Total Long Term Municipal Bonds
               (Cost $680,078,461)                         719,393,808
----------------------------------------------------------------------
Short Term Investments- 7.1%
----------------------------------------------------------------------
              Floating Rate Demand Notes--3.1%
 11,100,000    Burke County, Georgia, Development
                 Authority, PCR, Georgia Power
                 Co. Plant, Bogtle Project, Rev.,
                 3.25%, 09/01/98                            11,100,000
  1,100,000    Nassau County, New York, IDA,
                 Civic Facilities, Cold Spring
                 Harbor Lab Project, Rev., 3.25%,
                 09/01/98                                    1,100,000
  9,800,000    New York State, Energy Research &
                 Development Authority, PCR,
                 Niagara Power Corp. Project, Series
                 B, Rev., 3.85%, 09/01/98                    9,800,000
                                                           -----------
               Total Floating Rate Demand Notes
               (Cost $22,000,000)                           22,000,000
----------------------------------------------------------------------


    Shares                                                Value
----------------------------------------------------------------------
              Money Market Funds--4.0%
 12,685,087    Provident Municipal Cash Money
                 Market Fund                              $ 12,685,087
 15,923,403    Provident Municipal Money Market
                 Fund                                       15,923,403
                                                           -----------
               Total Money Market Funds
               (Cost $28,608,490)                           28,608,490
---------------------------------------------------------------------
               Total Short Term Investments
               (Cost $50,608,490)                           50,608,490
---------------------------------------------------------------------
               Total Investments--107.4%
               (Cost $730,686,951)                        $770,002,298
---------------------------------------------------------------------




                       See notes to financial statements.
40

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


Fund Facts



                                 Objective   Income exempt from federal, New York
                                             state and New York City taxes*

                       Primary investments   New York municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index

                     Lipper Funds category   New York Intermediate Municipal Debt
                                             Funds Average

                            Inception date   1/1/97

                          Newspaper symbol   NY TF

                                Net assets   $283 Million

                          Average maturity   9.6 years

                          Average duration   5.8 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


[SQUARE CHART]

Average Maturity
Quality: Low/High

[END SQUARE CHART]

Source: Morningstar

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


How the Fund Performed

Chase Vista Select New York Intermediate Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer term municipal bonds, had a total return of 8.37% for the year ended August 31, 1998. This compares to a return of 8.27% for the Lipper New York Intermediate Municipal Debt Funds Average and 8.65% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

In May, prior to $3 billion issuance of new securities by the Long Island Power Authority (LIPA), we overweighted the portfolio in anticipation of a supply glut in New York. We used this opportunity to purchase some of the better quality credits at relatively inexpensive prices.

We also upgraded the portfolio's call protection. Additionally, the Fund earned attractive yields by maintaining an overweighting in Puerto Rico general obligation bonds and other U.S. territorial paper, both of which are exempt from federal income taxes and New York City and New York State income taxes.

Finally, management's decision to extend the Fund's average maturity proved to be a sound strategy. During the period, most notably from the beginning of May through the end of August, long-term interest rates declined sharply, increasing the value of fixed-income instruments.


Where the Fund May Be Headed

Looking ahead, the New York calendar remains heavy, which should provide an opportunity to purchase securities with attractive yields compared with other tax-exempt bonds. As more supply emerges, we expect municipal/Treasury ratios to increase.

Finally, if the current crisis in Asia remains a factor in the global economy, we do not anticipate a significant increase in interest rates anytime soon. Given this belief, we intend to maintain the Fund's above-average duration compared to the benchmark in the months ahead.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


How Much of the Fund Was Invested



[PIE CHART]

Investments (95.5%)
Cash/Other (4.5%)

[END PIE CHART]

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                           1 Year            5 Years            10 Years
                      -------------     --------------     ---------------
Premier Shares             8.37%             5.34%               7.85%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund

                             as of August 31, 1998
                                  (unaudited)


10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase New York Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

          Chase Vista
          Select                               Lipper
          New York                             New York
          Intermediate        Lehman           Intermediate
          Tax Free            Muni Bond        Muni Debt
          Income Fund         Index            Funds Avg

1988      10000               10000            10000
1989      11159               11098            10820
1990      11784               11811            11421
1991      13202               13205            12533
1992      14754               14681            13733
1993      16420               16471            15104
1994      16323               16495            15234
1995      17425               19958            16285
1996      18278               18897            16866
1997      19654               20648            18092
1998      21299               22434            19341

[END LINE CHART]



Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes. This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New York Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Intermediate Municipal Debt Funds Average for the ten years ended August 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Intermediate Municipal Debt Funds Average represents the performance of a universe of 20 actively-managed New York tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do no reflect a sales charge.

+ The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- 94.5%
---------------------------------------------------------------------
$2,000,000     Albany County, New York, Airport
                 Authority, Insured, Rev., 5.30%,
                 12/15/15                                 $ 2,056,000
  1,120,000    Allegany County, New York, IDA,
                 Alfred University Civic Facility,
                 Insured, Rev., 5.25%, 08/01/11             1,174,914
  2,000,000    Battery Park City Authority, New
                 York, Series A, Insured, Rev.,
                 5.50%, 11/01/26                            2,101,580
  1,150,000    Broome County, New York, GO,
                 7.13%, 03/01/99                            1,170,562
  1,250,000    Dutchess County, New York Resource
                 Recovery Agency, Solid Waste
                 Management, Series A, Insured,
                 Rev., 7.50%, 01/01/09                      1,336,488
               Erie County, New York,
    885,000      Public Improvement, Insured, GO,
                  6.00%, 01/15/05                             955,756
    855,000      Series B, Insured, GO, 6.00%,
                  03/15/06                                    925,751
  2,000,000      Water Authority Improvement &
                  Extension, Escrowed to
                  Maturity, +, Rev., 5.75%,
                  12/01/08                                  2,141,640
               Longwood Central School District at
                 Middle Island, New York, Insured,
                 GO,
  1,100,000      4.75%, 06/15/10                            1,122,352
  1,055,000      4.80%, 06/15/11                            1,073,969
  1,315,000      4.80%, 06/15/13                            1,322,206
               Metropolitan Transportation
                 Authority of New York, Rev.,
    500,000      Commuter Facilities, Series B,
                  Insured, 6.10%, 07/01/09                    573,515
  1,500,000      Commuter Facilities, Service
                  Contract, Series O, 5.10%,
                  07/01/00                                  1,533,345
  2,000,000      Dedicated Tax Fund, Series A,
                  Insured, 5.50%, 04/01/16                  2,115,100

                         See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
               Monroe County, New York, Public
                 Improvement,
 $4,400,000      Escrowed to Maturity, GO, 6.00%,
                   03/01/01                                $4,637,380
    100,000      Insured, GO, 6.00%, 03/01/01                 105,427
  1,230,000      Series A, GO, 6.00%, 03/01/12              1,407,095
  1,000,000      Series A, GO, 6.00%, 03/01/18              1,148,100
  1,000,000      Series A, GO, 6.00%, 03/01/19              1,151,180
               Municipal Assistance Corp. for City
                 of New York,
  2,400,000      Series E, Rev., 6.00%, 07/01/05            2,670,720
  8,000,000      Series E, Rev., 6.00%, 07/01/06            8,957,920
  6,500,000      Series G, Rev., 6.00%, 07/01/08            7,383,675
               Nassau County, New York, General
                 Improvements,
  2,000,000      Series Q, Insured, GO, 5.20%,
                  08/01/12                                  2,108,120
  1,800,000      Series R, Insured, GO, 5.13%,
                  11/01/03                                  1,898,730
               Nassau County, New York, IDA,
                 Civic Facilities, Hofstra University
                 Project, Insured, Rev.,
  1,705,000      5.00%, 07/01/06                            1,793,984
  4,740,000      5.25%, 07/01/09                            5,100,856
               New York City, New York, City
                 Municipal Water Financing
                 Authority Water & Sewer Systems,
    505,000      Series A, Insured, Rev., 7.00%,
                  06/15/09                                    553,015
    495,000      Series A, Insured, Rev., 7.00%,
                  06/15/09                                    540,134
  2,000,000      Series B, Insured, Rev., 5.50%,
                  06/15/27                                  2,097,020
  1,000,000    New York City, New York, IDA, Civil
                 Facilities, New School for Social
                 Research, Series A, Insured, Rev.,
                 5.75%, 09/01/15                            1,081,460


                       See notes to financial statements.
46

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $5,000,000    New York City, New York, Municipal
                 Assistance Corp., Series G, Rev.,
                 5.00%, 07/01/03                           $5,235,400
               New York City, New York,
  1,245,000      GO, 5.25%, 03/01/09                        1,325,240
  1,025,000      Series A, GO, 6.38%, 08/01/05              1,118,931
  2,300,000      Series A, Prerefunded, GO, 8.00%,
                  08/15/01                                  2,602,611
    475,000      Series A, Prerefunded, GO, 6.38%,
                  08/01/02                                    524,519
  1,500,000      Series C, GO, 6.10%, 08/01/02              1,612,530
     60,000      Series D, GO, 7.65%, 02/01/06                 68,001
    940,000      Series D, Prerefunded, GO, 7.65%,
                  02/01/02                                  1,066,317
  2,500,000      Series E, GO, 6.00%, 08/01/07              2,807,500
  4,450,000      Series F, GO, 5.70%, 08/01/07              4,860,335
    240,000      Series F, GO, 8.25%, 11/15/02                273,060
  1,205,000      Series F, Prerefunded, GO, 8.25%,
                  11/15/01                                  1,382,497
  2,500,000      Series G, GO, 5.75%, 02/01/04              2,683,400
    885,000      Series H, Escrowed to Maturity,
                  GO, 6.88%, 02/01/02                         971,093
    115,000      Series H, GO, 6.88%, 02/01/02                125,341
     60,000      Series H, GO, 7.00%, 02/01/06                 66,154
     35,000      Series H, GO, 7.10%, 02/01/12                 38,700
    440,000      Series H, Prerefunded, GO, 7.00%,
                  02/01/02                                    489,900
    965,000      Series H, Prerefunded, GO, 7.10%,
                  02/01/02                                  1,077,374
  1,750,000    New York City, New York, Trust
                 Cultural Resources, Museum of
                 Modern Art, Series A, Insured,
                 Rev., 5.40%, 01/01/12                      1,833,493
               New York State, Dorm Authority,
                 City University System
                 Consolidation,
  3,500,000      3rd General Reserve, Series 2,
                  Insured, Rev., 5.50%, 07/0116             3,704,085

                         See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $2,000,000     3rd Generation, Series 1, Insured,
                  Rev., 5.25%, 07/01/08                    $2,136,780
  2,000,000     Series B, Insured, Rev., 5.75%,
                  07/01/07                                  2,218,900
  1,545,000     Series D, Rev., 5.75%, 07/01/06             1,677,576
  5,590,000     Series D, Insured, Rev., 7.00%,
                  07/01/09                                  6,831,315
  1,000,000     Series F, Rev., 5.00%, 07/01/20               988,150
               New York State, Dorm Authority,
  1,000,000      Fordham University, Insured, Rev.,
                  7.20%, 07/01/05                           1,081,650
  1,680,000      Hospital Special Surgery, Insured,
                  Rev., 4.90%, 08/01/11                     1,716,523
  2,290,000      Hospital Special Surgery, Insured,
                  Rev., 5.00%, 08/01/12                     2,339,922
  1,000,000      Memorial Sloan Kittering Cancer
                  Center, Insured, Rev., 5.50%,
                  07/01/09                                  1,088,520
  2,750,000      New York University, Insured, Rev.,
                  6.38%, 07/01/07                           2,979,240
  2,000,000      New York University, Series A,
                  Insured, Rev., 5.75%, 07/01/09            2,237,880
  1,000,000      New York University, Series A,
                  Insured, Rev., 5.75%, 07/01/15            1,119,260
  1,035,000      North Shore University Hospital
                  Plainview, Insured, Rev., 5.50%,
                  11/01/10                                  1,127,032
  2,015,000      Rockefeller University, Rev., 5.00%,
                  07/01/12                                  2,087,802
  2,065,000      State Service Contract, Albany
                  County, Rev., 5.25%, 04/01/12             2,124,534
    840,000      State Service Contract, Albany
                  County, Rev., 5.50%, 04/01/08               901,387
  3,500,000      State University Educational
                  Facilities, Series A, Insured, Rev.,
                  5.50%, 05/15/10                           3,802,225
  2,380,000      State University Educational
                  Facilities, Series A, Insured, Rev.,
                  5.50%, 05/15/06                           2,580,087


                       See notes to financial statements.
48

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
-----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------------------
 $1,250,000      State University Educational Facilities,
                   Series A, Rev., 7.30%, 05/15/00         $1,322,488
  2,000,000      State University Educational Facilities,
                   Series C, Rev., 7.38%, 05/15/10          2,437,780
  1,000,000      St. Agnes Hospital, Series A, Rev.,
                   5.10%, 02/15/10                          1,031,700
  1,000,000      St. Agnes Hospital, Series A, Rev.,
                   5.20%, 02/15/11                          1,032,770
  3,000,000      The New York Presbyterian Hospital,
                   Insured, Rev., 5.50%, 08/01/04           3,216,930
  1,000,000      Vassar College, Rev., 7.10%,
                   07/01/04                                 1,079,960
  1,000,000      Vassar College, Rev., 7.13%,
                   07/01/10                                 1,080,380
  5,000,000    New York State, Energy Research &
                 Development Authority, PCR, New
                 York State Electric & Gas Corp.,
                 Series E, Insured, Rev., 5.90%,
                 12/01/06                                   5,583,450
               New York State, Environmental
                 Facilities Corp., PCR, State Water,
                 Revolving Fund,
  7,000,000      New York City Municipal Water
                   Authority Rev., 5.75%, 06/15/12          7,822,290
    720,000      Series A, Rev., 7.25%, 06/15/10              792,799
               New York State, Environmental
                 Facilities Corp., PCR, State Water,
                 Sub Revolving Fund,
  2,000,000      Series E, Insured, Rev., 5.50%,
                   06/15/04                                 2,147,120
  5,415,000      Series E, Insured, Rev., 6.00%,
                   06/15/12                                 6,206,240
               New York State, Housing Finance
                 Agency,
    835,000      Rev., 8.00%, 11/01/08                        925,013
    165,000      Rev., 8.00%, 11/01/08                        179,772
  1,830,000      Health Facilities, Monroe County,
                   Series A, Rev., 7.63%, 05/01/05          1,985,825

                         See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
   Amount    Issuer                                       Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$  650,000       Service Contract Obligation, Series A,
                   Prerefunded, Rev., 7.38%,
                   03/15/02                                $  737,055
 1,550,000       State University Construction, Series
                   A, Escrowed to Maturity, Rev.,
                   8.00%, 05/01/11                          2,020,658
                New York State, Local Government
                 Assistance Corp.,
 5,000,000       Series A, Insured, Rev., 5.25%,
                   04/01/14                                 5,232,950
 2,000,000       Series A, Rev., 6.00%, 04/01/07            2,240,280
 5,000,000       Series E, Insured, Rev., 5.50%,
                   04/01/04                                 5,361,450
                New York State, Medical Care
                 Facilities Financing Agency,
   165,000       Rev., 7.70%, 08/15/03                        179,472
   360,000       Prerefunded, Rev., 7.70%, 08/15/00           393,926
 1,010,000       Project A, Insured, Rev., 5.40%,
                   08/15/04                                 1,078,185
   345,000       Project, 1995, Series C, Insured,
                   Rev., 5.40%, 08/15/05                      364,413
 5,400,000      New York State, Mortgage Agency,
                 Series 19, Mandatory Put, Rev.,
                 4.45%, 10/01/15                            5,407,776
                New York State,
 1,000,000       Insured, GO, 2.75%, 07/01/04                 930,560
 5,000,000       Insured, GO, 6.00%, 03/01/06               5,573,900
 1,000,000       Insured, GO, 7.10%, 03/01/05               1,096,350
  600,000        Insured, GO, 7.50%, 11/15/00                 647,220
 4,000,000       Series F, GO, 5.00%, 09/15/07              4,213,920
 5,000,000       Series F, GO, 5.25%, 09/15/11              5,307,100
 3,000,000       Special Bonds, GO, 7.00%, 11/15/03         3,263,490
 1,500,000       Special Bonds, GO, 7.10%, 11/15/04         1,636,095
 1,000,000       Special Bonds, GO, 7.13%, 11/15/06         1,091,230
 5,000,000      New York State, Thruway Authority,
                 General, Series D, Rev., 5.25%,
                 01/01/21                                   5,067,300


                       See notes to financial statements.
50

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
 $1,045,000    Oneida County, New York, Insured,
                 GO, 5.50%, 03/15/11                      $  1,143,240
               Puerto Rico Commonwealth,
  1,960,000      Insured, GO, 6.90%, 07/01/00                2,072,132
  2,105,000      Highway & Transportation
                  Authority, Series Z, Insured,
                  Rev., 6.25%, 07/01/07                      2,428,981
               Puerto Rico Electric Power Authority,
  3,400,000      Series DD, Insured, Rev., 5.25%,
                  07/01/14                                   3,580,676
  2,795,000      Series X, Insured, Rev., 5.25%,
                  07/01/14                                   2,943,526
  1,800,000      Series X, Insured, Rev., 6.00%,
                  07/01/11                                   1,972,584
  2,180,000    Rochester, New York, Series A,
                 Insured, GO, 5.70%, 08/15/04                2,371,012
  5,000,000    Suffolk County, New York, Southwest
                 Sewer District, Insured, GO,
                 6.00%, 02/01/05                             5,522,150
  1,065,000    Sullivan County, New York, Public
                 Improvement, Insured, GO,
                 5.00%, 03/15/08                             1,106,471
               Triborough Bridge & Tunnel
                 Authority, New York,
  7,125,000    General Purpose, Series Y, Rev.,
                 6.00%, 01/01/12                             8,133,401
  2,000,000    Series A, Insured, Rev., 5.25%,
                 01/01/10                                    2,123,220
  1,000,000      Series B, Rev., 5.00%, 01/01/20             1,014,400
  2,500,000      Special Obligation, Series B, Rev.,
                  6.88%, 01/01/15                            2,703,426
               Virgin Islands, Public Finance
                 Authority, Series C, Rev.,
  1,000,000      5.00%, 10/01/00                             1,019,260
  2,000,000      5.00%, 10/01/01                             2,049,820
  3,075,000      5.00%, 10/01/02                             3,163,990
----------------------------------------------------------------------
               Total Long Term Municipal Bonds
               (Cost $253,227,937)                        $267,179,394
----------------------------------------------------------------------

                         See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


     Principal
      Amount       Issuer                                 Value
----------------------------------------------------------------------
Short Term Investments -- 5.1%
----------------------------------------------------------------------
              Floating Rate Demand Notes--4.6%
 $6,000,000    Long Island Power Authority, New
                 York, Electric Systems, Series 1,
                 Rev., 3.15%, 09/02/98                    $  6,000,000
  1,400,000    New York State Dorm Authority,
                 Cornell University, Series B, Rev.,
                 3.20%, 09/01/98                             1,400,000
  1,200,000    New York State, Energy Research &
                 Development Authority, PCR,
                 Niagara Mohawk Power Corp.,
                 Project A, Rev., 3.20%, 09/01/98            1,200,000
  1,490,000    New York State, Job Development
                 Authority, Special Purpose Series
                 A-1 through A-25, Rev., 3.25%,
                 09/01/98                                    1,490,000
  2,000,000    Port Authority, New York & New
                 Jersey, Special Obligation, Versatile
                 Structure, Obligation 3, Rev.,
                 3.35%, 09/01/98                             2,000,000
  1,000,000    Syracuse New York IDA Civic
                 Facility, Multi-Modal Syracuse
                 University Project, Rev., 3.20%,
                 09/01/98                                    1,000,000
                                                          ------------
               Total Floating Rate Demand Notes
               (Cost $13,090,000)                           13,090,000
----------------------------------------------------------------------
     Shares
----------------------------------------------------------------------
               Money Market Fund--0.5%
  1,326,553      Provident New York Money Market
                   Fund,
               (Cost $1,326,553)                             1,326,553
----------------------------------------------------------------------
               Total Short Term Investments
               (Cost $14,416,553)                           14,416,553
----------------------------------------------------------------------
               Total Investments--99.6%
               (Cost $267,644,490)                        $281,595,947
----------------------------------------------------------------------


                       See notes to financial statements.
52

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


Fund Facts



                                 Objective   Income exempt from federal and New
                                             Jersey state taxes*

                       Primary investments   New Jersey municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index
                                             Lehman 7 Year Municipal Bond Index

                     Lipper Funds Category   Lipper New Jersey Municipal Debt Funds
                                             Average

                            Inception date   1/1/97

                          Newspaper symbol   NJ TF

                                Net assets   $71 Million

                          Average maturity   12.4 years

                          Average duration   5.8 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


[SQUARE CHART]

Average Maturity/Quality: Int./High
[END SQUARE CHART]

Source: Morningstar

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


How the Fund Performed

Chase Vista Select New Jersey Tax Free Income Fund, which seeks to provide monthly dividends excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax, had a total return of 7.82% for the one-year period ended August 31, 1998. This compares to a return of 8.02% for the Lipper New Jersey Municipal Debt Funds Average and 7.62% for the unmanaged Lehman 7 Year Municipal Bond Index.


How the Fund Was Managed

During the period, good sector positioning and superior bond selection, particularly along the intermediate term part of the yield curve, contributed favorably to the Fund's investment results. The Fund also benefitted from its overweighting in Puerto Rico general obligation bonds and other U.S. territorial paper, both of which are exempt from federal income taxes and New Jersey state income tax.

The Fund's decision to maintain a slightly higher-than-average duration throughout the period also boosted performance, as long-term interest rates trended lower. During the reporting period, long-term interest rates, as measured by the benchmark 30-year Treasury bond, declined from 6.61% to 5.26%.

The New Jersey bond market was further bolstered by relatively low supply compared to most other states. Most New Jersey municipalities have not been issuing bonds because they met their financing needs when rates were low in 1993 or have completed their projects.


Where the Fund May Be Headed

Our outlook for the New Jersey bond market is positive. New Jersey's economy continues to be on solid ground, and the supply of bonds remains relatively low. In fact, the supply-demand dynamics are more attractive now than they were earlier in 1998.

With the prospects of lower interest rates still good due to the economic and currency problems in Asia, we intend to maintain our above-average duration strategy going forward. In fact, any upturn in interest rates will be viewed as a potential opportunity to further extend duration.

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


How Much of the Fund Was Invested



[PIE CHART]

Investments (98.9%)
Cash/Other (1.1%)

[END PIE CHART]

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                              Since Inception
                               1 Year           5 Years          (5/1/90)
                           ------------     -------------     ---------------
 Premier Shares                7.82%            5.33%             6.75%


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


+ The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)


Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select New Jersey Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

        Chase Vista
        Select                        Lehman          Lipper
        New Jersey     Lehman         7 Year          New Jersey
        Tax Free       Muni Bond      Muni Bond       Muni Debt
        Income Fund    Index          Index           Funds Avg.
5/90    10000           10000           10000           10000
1990    10154           10087           10137           10046
1991    11114           11277           11240           11323
1992    12176           12539           12411           12559
1993    13227           14067           13729           14141
1994    13420           14088           13923           13939
1995    14420           15337           15147           14919
1996    14992           16139           15737           15609
1997    15906           17635           16963           16888
1998    17150           18065           17884           18240

[END LINE CHART]


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes. This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New Jersey Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 7 Year Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average from May 31, 1990 through August 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark. The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 7 Year Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New Jersey Municipal Debt Funds Average represents the performance of a universe of 59 actively-managed New Jersey tax-exempt muncipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- 103.3%
----------------------------------------------------------------------
 $2,000,000    Atlantic City, New Jersey, Insured,
                 GO, 4.75%, 08/15/10                        $2,034,260
  1,000,000    Bergen County, New Jersey, Utilities
                 Authority, Water Pollution Control,
                 Series B, Insured, Rev., 5.75%,
                 12/15/05                                    1,104,970
  1,550,000    Burlington County, New Jersey,
                 General Improvement, GO, 4.85%,
                 07/15/05                                    1,617,053
               Camden County, New Jersey IAR,
                 Health Systems, Catholic Health
                 East, Insured, Series B, Rev.,
  1,000,000      5.25%, 11/15/11                             1,059,190
    500,000      5.25%, 11/15/12                               526,810
    570,000    Camden County, New Jersey, Insured,
                 Prerefunded, GO, 7.00%, 06/01/99              584,957
  1,000,000    Cherry Hill Township, New Jersey,
                 GO, 6.10%, 06/01/07                         1,089,000
  1,000,000    Delaware River & Bay Authority,
                 Delaware Authority, Insured, Rev.,
                 5.20%, 01/01/10                             1,055,620
    825,000    East Orange, New Jersey, Board of
                 Education, Insured, COP, 5.50%,
                 08/01/12                                      894,465
    570,000    Edison Township, New Jersey, School,
                 GO, 6.50%, 06/01/04                           639,711
  1,140,000    Hamilton Township, Atlantic County,
                 New Jersey School District,
                 Insured, GO, 5.88%, 12/15/07                1,241,460
  1,000,000    Hunterdon, New Jersey Central
                 Regional High School District,
                 Insured, GO, 5.40%, 05/01/09                1,074,480
  2,060,000    Jersey City, New Jersey, General
                 Improvement, Series A, Insured,
                 GO, 6.00%, 10/01/05                         2,295,746
    700,000    Middletown Township, New Jersey,
                 Board of Education, Insured, GO,
                 5.70%, 08/01/04                               760,970

                         See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $1,555,000    Monmouth County, New Jersey,
                 Improvement Authority,
                 Recreational Facilities, Insured,
                 Prerefunded, Rev., 6.63%,
                 12/01/99                                   $1,644,008
    570,000    New Jersey State Transportation Corp.,
                 Insured, COP, 6.20%, 10/01/02                 620,417
    500,000    New Jersey State Transportation Trust
                 Fund, Transportation Systems, Series
                 A, Insured, Rev., 5.50%, 06/15/11             537,430
               New Jersey State Turnpike Authority,
  1,140,000      Series A, Rev., 5.80%, 01/01/02             1,201,549
  1,140,000      Series A, Rev., 6.40%, 01/01/02             1,222,456
  1,000,000      Series C, Rev., 6.25%, 01/01/10             1,062,800
  2,000,000      Series C, Insured, Rev., 6.50%,
                   01/01/08                                  2,333,520
  2,500,000    New Jersey State, Building Authority,
                 State Building, Rev., 6.00%,
                 06/15/07                                    2,814,000
               New Jersey State, Economic
                 Development Authority, Market
                 Transition Facility, Sr. Lien, Series
                 A, Insured, Rev.,
  1,710,000      5.80%, 07/01/08                             1,872,313
  1,200,000      5.80%, 07/01/09                             1,313,904
  1,300,000    New Jersey State, Economic
                 Development Authority, Trenton
                 Office Complex, Insured, Rev.,
                 5.00%, 06/15/05                             1,368,640
               New Jersey State, Educational
                 Facilities Authority,
  2,545,000      Drew University Issue, Series C,
                   Insured, Rev., 5.25%, 07/01/13            2,680,292
    600,000      Fairleigh Dickinson University,
                   Series G, Rev., 4.88%, 07/01/04             600,324
  1,000,000      Fairleigh Dickinson University,
                   Series G, Rev., 5.70%, 07/01/28             997,060


                       See notes to financial statements.
58

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount     Issuer                                     Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
 $1,600,000      Stevens Institute of Technology,
                   Series I, Rev., 5.00%, 07/01/28          $1,568,288
    845,000    Cathedral Healthcare Services, Series
                 A, Insured, Rev., 6.95%, 02/15/01             906,415
               New Jersey State, Health Care
                 Facilities Financing Authority,
  1,055,000      Cathedral Healthcare Services,
                   Series D, Insured, Rev., 5.25%,
                   02/01/10                                  1,119,281
  1,000,000      Community Medical Center,
                   Kimball Medical Center and
                   Kensington Manor Care Center,
                   Insured, Rev., 5.25%, 07/01/11            1,053,160
  1,345,000      JFK Medical Center, Hartwick,
                   Insured, Rev., 4.80%, 07/01/11            1,368,026
    570,000      Society of the Valley Hospital, Series
                   C, Insured, Rev., 6.60%, 07/01/00           594,943
  2,000,000      St. Barnabas Medical Center, Series A,
                   Insured, Rev., 5.25%, 07/01/11            2,118,560
  1,170,000      St. Elizabeth Hospital Obligation
                   Group, Rev., 6.00%, 07/01/14              1,237,240
               New Jersey State,
  1,140,000      Series B, GO, 6.25%, 01/15/04               1,265,161
  2,195,000      Series D, GO, 5.75%, 02/15/06               2,427,077
  1,255,000      Sports & Exposition, Series A,
                   Rev., 6.20%, 03/01/03                     1,368,866
    800,000      Sports & Exposition, Series A,
                   Rev., 6.50%, 03/01/07                       878,376
  1,570,000    North Bergen Township, New Jersey,
                 GO, 5.00%, 08/15/11                         1,627,289
  1,140,000    North Jersey District Water Supply,
                 Wanaque South Project, Insured,
                 Rev., 5.50%, 07/01/03                       1,219,059
  1,140,000    Northwest Bergen County, New
                 Jersey Utilities Authority, Rev.,
                 6.00%, 07/15/07                             1,255,026

                         See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
   Amount    Issuer                                       Value
----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
             Ocean County, New Jersey,
$  570,000     General Improvement, GO, 6.38%,
                 04/15/03                                  $   629,998
   570,000     Series A, GO, 6.25%, 10/01/04                   619,180
             Port Authority, New York &
               New Jersey, Consolidated, Rev.,
 1,140,000     79th Series, 6.00%, 07/15/05                  1,268,512
 1,500,000     93rd Series, 6.13%, 06/01/94                  1,764,600
             Port Authority, New York &
               New Jersey, Insured, Rev.,
 2,000,000     JFK International Airport Terminal 6,
                 6.25%, 12/01/08                             2,298,900
 3,000,000     Special Obligation, JFK International
                 Air Terminal 6, +, 6.25%,
                 12/01/09                                    3,459,240
 1,200,000   Puerto Rico Commonwealth,
               Highway & Transportation
               Authority, Insured, Rev., 5.50%,
               07/01/15                                      1,313,664
             Sussex County, New Jersey, General
               Improvement, Insured, GO,
 1,000,000     6.00%, 04/01/09                               1,083,120
 1,000,000     6.00%, 04/01/08                               1,083,120
 1,101,000   Union County, New Jersey, General
               Improvement, GO, 4.75%,
               12/15/15                                      1,101,881
 2,000,000   Virgin Islands Public Finance
               Authority, Series A Rev., +, 5.50%,
               10/01/22                                      2,042,600
----------------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $69,411,016)                             72,918,987
----------------------------------------------------------------------


                       See notes to financial statements.
60

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount    Issuer                                      Value
----------------------------------------------------------------------
Short Term Investments -- 1.2%
----------------------------------------------------------------------
              Floating Rate Demand Notes -- 0.3%
  $200,000    New Jersey Economic Development
                Authority, Water Facilities, United
                Water New Jersey Project, Series C,
                Rev., 3.15% 09/01/98
              (Cost $200,000)                             $    200,000
----------------------------------------------------------------------
    Shares
              Money Market Fund -- 0.9%
   639,440    Provident New Jersey Money Market
                Fund
              (Cost $639,440)                                  639,440
----------------------------------------------------------------------
              Total Short Term Investments
              (Cost $839,440)                                  839,440
----------------------------------------------------------------------

              Total Investments-- 104.5%
               (Cost $70,250,456)                         $ 73,758,427
----------------------------------------------------------------------


Short Futures

Number of                      Expiration      Original       Value at        Unrealized
 Contracts     Description        Date           Cost         08/31/98       Depreciation
------------------------------------------------------------------------------------------
    22              US         September      $2,668,697     $2,796,750      ($128,053)
                 Treasury         1998
                   Bond
------------------------------------------------------------------------------------------


  Abbreviation    Definition
 +            =   All or a portion of this security is pledged.
COP           =   Certificate of Participation
Dorm          =   Dormitory
FNMA          =   Federal National Mortgage Association
GO            =   General Obligation
IAR           =   Improvement Authority Revenue
IDA           =   Industrial Development Authority
PCF           =   Pollution Control Facilities
PCFA          =   Pollution Control Finance Agency
PCR           =   Pollution Control Revenue
Prerefunded   =   The maturity date shown is the date of the prerefunded call.
Rev.          =   Revenue Bond
Floating Rate
Demand Note   = The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1998.


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1998
--------------------------------------------------------------------------------


                                                             Chase Vista Select
                                   ----------------------------------------------------------------------
                                                                            New York
                                                        Intermediate      Intermediate      New Jersey
                                        Tax Free          Tax Free          Tax Free         Tax Free
                                      Income Fund       Income Fund       Income Fund       Income Fund
                                   ----------------- ----------------- ----------------- ----------------
ASSETS:
  Investment securities, at
   value (Note 1) ................   $757,708,223       $770,002,298      $281,595,947      $73,758,427
  Other assets ...................         99,944             43,514            15,369            5,703
  Receivables:
   Investment securities
    sold .........................     23,759,181          5,244,478         9,766,344               --
   Interest ......................     10,278,150          8,662,715         3,283,469          816,398
   Receivable from affiliate......         13,625             12,209            10,000           20,577
   Fund shares sold ..............      1,390,000            355,000            91,241               --
                                     ------------       ------------      ------------      -----------
    Total Assets .................    793,249,123        784,320,214       294,762,370       74,601,105
                                     ------------       ------------      ------------      -----------
  LIABILITIES:
  Payables: ......................
   Investment securities
    purchased ....................     28,712,468         64,273,506         9,739,244        3,610,945
   Fund shares redeemed ..........             --                 --           982,920           98,304
   Dividends .....................      3,387,206          2,943,222         1,170,224          295,371
   Variation margin ..............             --                 --                --           13,062
   Other .........................            879                210                --               --
  Accrued liabilities:                     96,882             81,769            58,034           19,090
                                     ------------       ------------      ------------      -----------
     Total Liabilities ...........     32,197,435         67,298,707        11,950,422        4,036,772
                                     ------------       ------------      ------------      -----------
  NET ASSETS:
   Paid in capital ...............    712,285,829        672,037,484       266,780,334       66,017,818
   Accumulated
    undistributed net
    investment income ............         18,717             16,769             7,116            2,784
   Accumulated net realized
    gain on investment
    and futures
    transactions .................      3,392,506          5,651,907         2,073,041        1,163,813
   Net unrealized
    appreciation of
    investments and
    futures ......................     45,354,636         39,315,347        13,951,457        3,379,918
                                     ------------       ------------      ------------      -----------
  Net Assets: ....................   $761,051,688       $717,021,507      $282,811,948      $70,564,333
                                     ============       ============      ============      ===========
  Shares of beneficial interest
   outstanding ($.001 par
   value; unlimited number
   of shares authorized) .........    115,386,293         65,622,079        38,817,753        6,892,653
  Net asset value, maximum
   offering price and
   redemption price per
   share (net assets/shares
   outstanding) ..................   $       6.60       $      10.93      $       7.29      $     10.24
                                     ============       ============      ============      ===========
   Cost of investments ...........   $712,353,587       $730,686,951      $267,644,490      $70,250,456
                                     ============       ============      ============      ===========



                       See notes to financial statements.
62

Chase Vista Funds
Statement of Operations For the year ended August 31, 1998
--------------------------------------------------------------------------------

                                                                Chase Vista Select
                                         ----------------------------------------------------------------
                                                                               New York
                                                            Intermediate     Intermediate     New Jersey
                                             Tax Free         Tax Free         Tax Free        Tax Free
                                           Income Fund       Income Fund      Income Fund     Income Fund
                                         ---------------   --------------   --------------   ------------
INTEREST INCOME:
 (Note 1C) ...........................    $38,870,817      $33,905,615      $13,123,716      $3,487,513
                                          -----------      -----------      -----------      ----------
EXPENSES: (Note 2)
  Investment advisory fees ...........      2,147,587        1,982,640          767,510         201,511
  Administration fees ................      1,073,794          991,320          383,755         100,755
  Custodian fees .....................        123,137          127,633           79,969          54,467
  Printing and postage ...............         44,169           41,232           14,528           3,936
  Professional fees ..................         52,921           48,542           34,942          20,946
  Registration costs .................          6,982            1,322           12,379           2,119
  Transfer agent fees ................         34,316           35,379           25,477           8,082
  Trustees fees and expenses .........         35,793           33,044           12,792           3,359
  Other ..............................         55,964           64,011           36,762          27,489
                                          -----------      -----------      -----------      ----------
   Total expenses ....................      3,574,663        3,325,123        1,368,114         422,664
                                          -----------      -----------      -----------      ----------
Less amounts waived
 (Note 2) ............................      3,344,518        3,101,593        1,231,234         356,733
Less amounts borne by

 Chase ...............................         86,978          104,572           60,129          55,184
                                          -----------      -----------      -----------      ----------
  Net expenses .......................        143,167          118,958           76,751          10,747
                                          -----------      -----------      -----------      ----------
   Net investment income .............     38,727,650       33,786,657       13,046,965       3,476,766
                                          -----------      -----------      -----------      ----------

  REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES
  Net realized gain on
   investment transactions ...........      4,638,461        6,734,078        3,432,787       1,216,113
  Net realized (loss) on
   futures transactions ..............       (144,706)              --               --              --
  Change in net unrealized
   appreciation on
   investments and futures ...........     18,244,245       10,692,161        4,055,350         390,857
                                          -----------      -----------      -----------      ----------
  Net realized and unrealized
   gain on investments and
   futures ...........................     22,738,000       17,426,239        7,488,137       1,606,970
                                          -----------      -----------      -----------      ----------
  Net increase in net assets
   from operations ...................    $61,465,650      $51,212,896      $20,535,102      $5,083,736
                                          ===========      ===========      ===========      ==========



                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated
--------------------------------------------------------------------------------

                                                                             Chase Vista Select
                                                     -------------------------------------------------------------------
                                                                                                 Intermediate
                                                                 Tax Free                          Tax Free
                                                                Income Fund                       Income Fund
                                                     --------------------------------- ---------------------------------
                                                        Year ended       01/01/97 *       Year ended       01/01/97 *
                                                        August 31,         through        August 31,         through
                                                           1998           08/31/97           1998           08/31/97
                                                     ---------------- ---------------- ---------------- ----------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income ............................  $ 38,727,650      $ 25,275,094     $ 33,786,657     $ 22,346,626
  Net realized gain on investments and futures
   transactions ....................................     4,493,755         5,333,959        6,734,078       11,278,543
  Change in net unrealized appreciation/
   depreciation on investments .....................    18,244,245           644,740       10,692,161       (5,547,725)
                                                      ------------      ------------     ------------     ------------
  Increase in net assets from operations ...........    61,465,650        31,253,793       51,212,896       28,077,444
                                                      ------------      ------------     ------------     ------------
 DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income ............................   (38,728,244)      (25,274,906)     (33,786,346)     (22,346,674)
  Net realized gain on investment transactions .....    (6,435,208)               --      (12,360,714)              --
                                                      ------------      ------------     ------------     ------------
  Total dividends and distributions ................   (45,163,452)      (25,274,906)     (46,147,060)     (22,346,674)
                                                      ------------      ------------     ------------     ------------
  Increase from capital share transactions
   (Note 5) ........................................    67,447,873       671,322,730       80,654,688      625,570,213
                                                      ------------      ------------     ------------     ------------
   Total increase ..................................    83,750,071       677,301,617       85,720,524      631,300,983
 NET ASSETS:
  Beginning of period ..............................   677,301,617                --      631,300,983               --
                                                      ------------      ------------     ------------     ------------
  End of period ....................................  $761,051,688      $677,301,617     $717,021,507     $631,300,983
                                                      ============      ============     ============     ============



                                                                             Chase Vista Select
                                                     ----------------------------------------------------------------
                                                                 New York
                                                               Intermediate                     New Jersey
                                                                 Tax Free                        Tax Free
                                                               Income Fund                      Income Fund
                                                     -------------------------------- -------------------------------
                                                        Year ended       01/01/97 *      Year ended      01/01/97*
                                                        August 31,        through        August 31,       through
                                                           1998           08/31/97          1998          08/31/97
                                                     ---------------- --------------- --------------- ---------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income ............................   $ 13,046,965    $  8,147,066     $ 3,476,766     $ 2,203,805
  Net realized gain on investments and futures
   transactions ....................................      3,432,787       1,105,720       1,216,113         210,573
  Change in net unrealized appreciation/
   depreciation on investments .....................      4,055,350         893,683         390,857          84,470
                                                       ------------    ------------     -----------     -----------
  Increase in net assets from operations ...........     20,535,102      10,146,469       5,083,736       2,498,848
                                                       ------------    ------------     -----------     -----------
 DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income ............................    (13,046,604)     (8,147,133)     (3,476,773)     (2,203,799)
  Net realized gain on investment transactions .....     (2,465,466)             --        (262,873)             --
                                                       ------------    ------------     -----------     -----------
  Total dividends and distributions ................    (15,512,070)     (8,147,133)     (3,739,646)     (2,203,799)
                                                       ------------    ------------     -----------     -----------
  Increase from capital share transactions
   (Note 5) ........................................     42,345,147     233,444,433       5,002,604      63,922,590
                                                       ------------    ------------     -----------     -----------
   Total increase ..................................     47,368,179     235,443,769       6,346,694      64,217,639
 NET ASSETS:
  Beginning of period ..............................    235,443,769              --      64,217,639              --
                                                       ------------    ------------     -----------     -----------
  End of period ....................................   $282,811,948    $235,443,769     $70,564,333     $64,217,639
                                                       ============    ============     ===========     ===========

-------
* Funds commenced operations January 1, 1997.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Select Tax Free Income Fund ("CVTFI"), Select Intermediate Tax Free Income Fund ("CVITFI"), Select New York Intermediate Tax Free Income Fund ("CVNYTFI"), and Select New Jersey Tax Free Income Fund ("CVNJTFI") (collectively, the "Funds"), are four separate portfolios of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   As of August 31, 1998, the Funds held futures positions as listed on the respective Portfolio of Investments.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends are declared daily and distributed in the form of additional shares of the fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor") acts as the investment advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Advisor voluntarily waived all of its fees for the year ended August 31, 1998.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   B. Distribution and Sub-administration fees -- Pursuant to a
   Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all of its Sub-administration fees for the year ended August 31, 1998.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of its administration fees for the year ended August 31, 1998.

   D. Assumption of expenses -- For the year ended August 31, 1998, Chase voluntarily assumed the following expenses for CVTFI, CVITFI, CVNYTFI and
   CVNJTFI: $86,978; $104,572; $60,129 and $55,184, respectively.

   E. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase voluntarily waived all of its custodian fees for the year ended August 31, 1998.

3. Investment Transactions -- The cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:


                                                           New York
                                          Intermediate   Intermediate    New Jersey
                             Tax Free       Tax Free       Tax Free       Tax Free
                           Income Fund     Income Fund    Income Fund    Income Fund
                         --------------- -------------- -------------- --------------
Purchases (Excluding
  U.S. Govt.) .........   $383,289,838    $550,064,403   $197,591,133   $49,469,327
Sales (Excluding
  U.S. Govt.) .........    327,048,726     464,366,998    162,304,672    39,983,607

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1998, are as follows:

                                                                 New York
                                              Intermediate     Intermediate      New Jersey
                               Tax Free         Tax Free         Tax Free         Tax Free
                             Income Fund       Income Fund      Income Fund      Income Fund
                           ---------------   --------------   --------------   --------------
Aggregate cost .........   $712,353,587      $730,686,951     $267,644,490      $70,250,456
                           ------------      ------------     ------------      -----------
Gross unrealized
  appreciation .........   $45,374,951       $ 39,315,278     $ 13,951,457      $ 3,507,971
Gross unrealized
  depreciation .........       (20,315)                --               --               --
                           ------------      ------------     ------------      -----------
Net unrealized
  appreciation .........   $45,354,636       $ 39,315,278     $ 13,951,457      $ 3,507,971
                           ============      ============     ============      ===========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                             Select Tax Free Income Fund
                           ----------------------------------------------------------------
                              Year Ended August 31, 1998        1/1/97* Through 8/31/97
                           -------------------------------- -------------------------------
                                Amount           Shares          Amount          Shares
                           ---------------- --------------- ---------------- --------------
Shares sold .............. $ 94,078,684     14,420,982      $ 56,049,529        8,785,900
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)           --             --       657,822,512      102,945,620
Shares issued in
  reinvestment of
  distributions ..........    6,156,365        941,347         2,958,341          465,140
Shares redeemed ..........  (32,787,176)    (5,030,242)      (45,507,652)      (7,142,454)
                           ------------     ----------      ------------      -----------
Net increase (decrease)
  in Trust shares
  outstanding ............ $ 67,447,873     10,332,087      $671,322,730      105,054,206
                           ============     ==========      ============      ===========


                                       Select Intermediate Tax Free Income Fund
                           ----------------------------------------------------------------
                             Year Ended August 31, 1998        1/1/97* Through 8/31/97
                           ------------------------------- --------------------------------
                                Amount          Shares          Amount           Shares
                           --------------- --------------- ---------------- ---------------
Shares sold ..............  $100,052,976      9,244,342     $ 43,474,104       4,040,010
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)            --             --      623,967,733      58,043,510
Shares issued in
  reinvestment of
  distributions ..........    12,355,803      1,141,935        2,891,919         269,514
Shares redeemed ..........   (31,754,091)    (2,932,319)     (44,763,543)     (4,184,913)
                            ------------     ----------     -------------     -----------
Net increase (decrease)
  in Trust shares
  outstanding ............  $ 80,654,688      7,453,958     $625,570,213      58,168,121
                            ============     ==========     ============      ==========


                                   Select New York Intermediate Tax Free Income Fund
                           -----------------------------------------------------------------
                              Year Ended August 31, 1998        1/1/97* Through 8/31/97
                           -------------------------------- --------------------------------
                                Amount           Shares          Amount           Shares
                           ---------------- --------------- ---------------- ---------------
Shares sold ..............   $ 58,621,258       8,143,920     $ 44,574,872       6,303,649
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)             --              --      203,444,466      28,694,565
Shares issued in
  reinvestment of
  distributions ..........      1,047,139         145,235          336,396          47,513
Shares redeemed ..........    (17,323,250)     (2,405,932)     (14,911,301)     (2,111,197)
                            -------------      ----------    -------------      ----------
Net increase (decrease)
  in Trust shares
  outstanding ............   $ 42,345,147       5,883,223     $233,444,433      32,934,530
                             ============       =========     ============      ==========

--------------
* Commencement of operations.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                     Select New Jersey Tax Free Income Fund
                           ----------------------------------------------------------
                            Year Ended August 31, 1998     1/1/97* Through 8/31/97
                           ----------------------------- ----------------------------
                                Amount         Shares         Amount        Shares
                           --------------- ------------- --------------- ------------
                                                           C>
Shares sold ..............  $ 7,947,245        785,712     $ 8,147,090      815,047
Shares issued in exchange
  for Common Trust
  Fund Assets (see Note 1)           --             --      56,929,494    5,698,648
Shares issued in
  reinvestment of
  distributions ..........      264,276         26,037         265,589       26,639
Shares redeemed ..........   (3,208,917)      (317,073)     (1,419,583)    (142,357)
                            -----------       --------     -----------    ---------
Net increase (decrease)
  in Trust shares
  outstanding ............  $ 5,002,604        494,676     $63,922,590    6,397,977
                            ===========       ========     ===========    =========

--------------
* Commencement of operations.

6. Concentration of Credit Risk -- The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CVNYTFI and CVNJTFI primarily invest in issuers in the States of New York and New Jersey, respectively. CVTFI and CVITFI invested approximately 25% and 21%, respectively, of its net assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows:

                                   Accrued
                      Pension      Pension
                     Expenses     Liability
                    ----------   ----------
CVTFI ...........   $13,973      $33,191
CVITFI ..........    12,766       30,933
CVNYTFI .........     4,833       11,307
CVNJTFI .........     1,324        3,063

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                                                        Chase Vista Select
                                                                   -------------------------------------------------------------
                                                                                                           Intermediate
                                                                              Tax Free                       Tax Free
                                                                            Income Fund                    Income Fund
                                                                   ------------------------------ ------------------------------
                                                                       Year Ended      1/1/97*-       Year Ended      1/1/97*-
                                                                    August 31, 1998     8/31/97    August 31, 1998     8/31/97
                                                                   ----------------- ------------ ----------------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................     $  6.45         $  6.39        $ 10.85         $ 10.75
                                                                       -------         -------        -------         -------
 Income from Investment Operations:
  Net investment income ..........................................        0.353           0.243          0.555           0.386
  Net Gain or Losses in Securities (both realized and unrealized)         0.210           0.060          0.291           0.100
                                                                       --------        --------       --------        --------
  Total from Investment Operations ...............................        0.563           0.303          0.846           0.486
                                                                       --------        --------       --------        --------
 Less Distributions:
  Dividends from net investment income ...........................        0.353           0.243          0.555           0.386
Distributions from Capital Gains .................................        0.060              --          0.211              --
                                                                       --------        --------       --------        --------
  Total Distributions ............................................        0.413           0.243          0.766           0.386
                                                                       --------        --------       --------        --------
Net Asset Value, End of Period ...................................     $  6.60         $  6.45        $ 10.93         $ 10.85
                                                                       ========        ========       ========        ========
Total Return                                                               8.99%           4.86%          8.08%           4.58%
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ..........................     $761,052        $677,302       $717,022        $631,301
Ratios to Average Net Assets#:
  Expenses .......................................................         0.02%           0.02%          0.02%           0.02%
  Net Investment Income ..........................................         5.39%           5.73%          5.10%           5.40%
  Expenses Without Waivers and Assumption of Expenses ............         0.50%           0.49%          0.50%           0.50%
  Net Investment Income Without Waivers and Assumption of
   Expenses ......................................................         4.91%           5.26%          4.62%           4.92%
Portfolio Turnover Rate ..........................................           47%             48%            71%             60%



                                                                   ------------------------------------------------------------
                                                                              New York
                                                                            Intermediate                   New Jersey
                                                                              Tax Free                      Tax Free
                                                                            Income Fund                    Income Fund
                                                                   ------------------------------ -----------------------------
                                                                       Year Ended      1/1/97*-       Year Ended      1/1/97*-
                                                                    August 31, 1998     8/31/97    August 31, 1998    8/31/97
                                                                   ----------------- ------------ ----------------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................     $  7.15         $  7.09         $ 10.04        $  9.99
                                                                       -------         -------         -------        -------
 Income from Investment Operations:
  Net investment income ..........................................        0.367           0.260          0.524          0.366
  Net Gain or Losses in Securities (both realized and unrealized)         0.213           0.060          0.240          0.050
                                                                       --------        --------        -------        -------
  Total from Investment Operations ...............................        0.580           0.320          0.764          0.416
                                                                       --------        --------        -------        -------
 Less Distributions:
  Dividends from net investment income ...........................        0.367           0.260          0.524          0.366
Distributions from Capital Gains .................................        0.073              --          0.040             --
                                                                       --------        --------        -------        -------
  Total Distributions ............................................        0.440           0.260          0.564          0.366
                                                                       --------        --------        -------        -------
Net Asset Value, End of Period ...................................     $  7.29         $  7.15         $ 10.24        $ 10.04
                                                                       ========        ========        =======        =======
Total Return                                                               8.37%           4.62%          7.82%          4.20%
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ..........................     $282,812        $235,444        $70,564        $64,218
Ratios to Average Net Assets#:
  Expenses .......................................................         0.03%           0.03%          0.02%          0.02%
  Net Investment Income ..........................................         5.08%           5.52%          5.16%          5.52%
  Expenses Without Waivers and Assumption of Expenses ............         0.53%           0.53%          0.63%          0.57%
  Net Investment Income Without Waivers and Assumption of
   Expenses ......................................................         4.58%           5.02%          4.55%          4.97%
Portfolio Turnover Rate ..........................................           66%             32%            60%            14%

-------
 * Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.
70
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Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Select Trust


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Select Tax Free Income Fund, Chase Vista Select Intermediate Tax Free Income Fund, Chase Vista Select New York Intermediate Tax Free Income Fund, and Chase Vista Select New Jersey Tax Free Income Fund (separate portfolios of Mutual Fund Select Trust, hereafter referred to as the "Trust") at August 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the year then ended and for the period January 1, 1997 (commencement of operations) through August 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 9, 1998


                                                                              71
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Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                   Unaudited

Chase Vista Select Tax Free Income (CVTFI)
Chase Vista Select Intermediate Tax Free Income Fund (CVITFI)
Chase Vista Select New York Tax Free Income Fund (CVNYTFI)
Chase Vista Select New Jersey Tax Free Income Fund (CVCNJTFI)
--------------------------------------------------------------------------------
Certain tax information regarding the Chase Vista Select Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

   FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
      [BULLET] All of the dividends paid from net investment income are 100% exempt from Federal income tax for CVTFI, CVITFI, CVNYTFI and CVNJTFI, respectively.
      [BULLET] For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bond issued after August 7, 1986, which may be considered a tax preference item, was 3.46%, 0.00%, 0.78%, and 5.88%
                        for CVTFI, CVITFI, CVNYTFI and CVNJTFI, respectively.


72


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



Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Select Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Select Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Select Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

October 1998           (unaudited)                                  CVSTF-2-1098